As filed with the Securities and Exchange Commission on August 27, 2010

1933 Act File No. 333-168229

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒
Pre-Effective Amendment No. ___  ☐
Post-Effective Amendment No.  1   ☒

EATON VANCE MUNICIPALS TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance National Municipal Income Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-572).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A -	Proxy Statement/Prospectus

Part B -	Statement of Additional Information

Part C -	Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE COLORADO MUNICIPAL INCOME FUND
EATON VANCE INSURED MUNICIPAL INCOME FUND
EATON VANCE KANSAS MUNICIPAL INCOME FUND
EATON VANCE LOUISIANA MUNICIPAL INCOME FUND
Two International Place
Boston, Massachusetts 02110

August 31, 2010

Dear Shareholder:

     We cordially invite you to attend a joint Special Meeting of Shareholders of Eaton Vance Colorado Municipal Income Fund (the “CO Fund”), Eaton Vance Kansas Municipal Income Fund (the “KS Fund”) and Eaton Vance Louisiana Municipal Income Fund (the “LA Fund”) (collectively, the “State Funds”) and Eaton Vance Insured Municipal Income Fund (“the Insured Fund”) (together, the “Acquired Funds”) on October 15, 2010 to consider a proposal to approve an Agreement and Plan of Reorganization to convert shares of the Acquired Funds into corresponding shares of Eaton Vance National Municipal Income Fund (the “National Fund”) (the “Reorganization). The Insured Fund and KS Fund are each a series of Eaton Vance Municipals Trust II, and the CO Fund, the LA Fund and the National Fund are each a series of Eaton Vance Municipals Trust (collectively, the “Trusts”).

     The investment objective of each Fund is to provide current income exempt from regular federal income tax and, in the case of the State Funds, from particular state and local income or other taxes. Each Fund has similar investment policies and restrictions. The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail. We ask you to read the enclosed information carefully and to submit your vote promptly.

     After consideration and recommendation by Eaton Vance Management, the Boards of Trustees have determined that it is in the best interests of the Acquired Funds if the Acquired Funds are merged into the National Fund. We believe that you would benefit from the Reorganization because you would become shareholders of a larger, more diversified fund with a higher yield and distribution rate and a lower expense ratio.

     We realize that most shareholders will not be able to attend the meeting and vote their shares in person. However, each Acquired Fund does need your vote. You can vote by mail or by telephone, as explained in the enclosed material. If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person. By voting promptly, you can help the Acquired Funds avoid the expense of additional mailings.

     If you would like additional information concerning this proposal, please call one of our service representatives at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time. Your participation in this vote is extremely important.

Sincerely,	Sincerely,

/s/ Thomas M. Metzold	/s/ Cynthia J. Clemson

Thomas M. Metzold	Cynthia J. Clemson
President	President
Eaton Vance Municipals Trust	Eaton Vance Municipals Trust II

Your vote is important – please return your proxy card promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope or vote by telephone by following the enclosed instructions. Your vote is important whether you own a few shares or many shares.

EATON VANCE COLORADO MUNICIPAL INCOME FUND
EATON VANCE INSURED MUNICIPAL INCOME FUND
EATON VANCE KANSAS MUNICIPAL INCOME FUND
EATON VANCE LOUISIANA MUNICIPAL INCOME FUND
Two International Place
Boston, Massachusetts 02110

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held October 15, 2010

     A joint Special Meeting of Shareholders of Eaton Vance Colorado Municipal Income Fund, Eaton Vance Kansas Municipal Income Fund and Eaton Vance Louisiana Municipal Income Fund (collectively, the “State Funds”) and Eaton Vance Insured Municipal Income Fund (the “Insured Fund”) (together, the “Acquired Funds”) will be held at the principal office of the Acquired Funds, Two International Place, Boston, Massachusetts 02110, on Friday, October 15, 2010 at 2:30 p.m. (Eastern time), for the following purposes:

1.	To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to convert shares of each Acquired Fund into corresponding shares of Eaton Vance National Municipal Income Fund (the “National Fund”). The Plan provides for the transfer of all of the assets and liabilities of each Acquired Fund to the National Fund in exchange for corresponding shares of the National Fund; and

2.	To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

     The meeting is called pursuant to the By-Laws of Eaton Vance Municipals Trust and Eaton Vance Municipals Trust II (collectively, the “Trusts”). The Boards of Trustees of the Trusts have fixed the close of business on August 19, 2010 as the record date for the determination of the shareholders of each State Fund and the Insured Fund entitled to notice of, and to vote at, the joint meeting and any adjournments or postponements thereof.

By Order of the Boards of Trustees, /s/ Maureen A. Gemma Maureen A. Gemma Secretary Eaton Vance Municipals Trust Eaton Vance Municipals Trust II

August 31, 2010 Boston, Massachusetts

IMPORTANT

Shareholders can help the Boards of Trustees of the Acquired Funds avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone. The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

PROXY STATEMENT/PROSPECTUS
Acquisition of the Assets of
EATON VANCE COLORADO MUNICIPAL INCOME FUND
EATON VANCE INSURED MUNICIPAL INCOME FUND
EATON VANCE KANSAS MUNICIPAL INCOME FUND
EATON VANCE LOUISIANA MUNICIPAL INCOME FUND
By And In Exchange For Shares of
EATON VANCE NATIONAL MUNICIPAL INCOME FUND

Two International Place Boston, Massachusetts 02110

August 31, 2010

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the joint Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Colorado Municipal Income Fund (the “CO Fund”), Eaton Vance Kansas Municipal Income Fund (the “KS Fund”) and Eaton Vance Louisiana Municipal Income Fund (the “LA Fund”) (collectively, the “State Funds”) and Eaton Vance Insured Municipal Income Fund (the “Insured Fund”) (together, the “Acquired Funds”) on October 15, 2010 at 2:30 p.m., Eastern time, at Two International Place, Boston, Massachusetts 02110. This document is both the Proxy Statement of the Acquired Funds and a Prospectus of Eaton Vance National Municipal Income Fund (the “National Fund”). The Acquired Funds and the National Fund hereinafter are sometimes referred to as a “Fund” or collectively as the “Funds.” The KS Fund and the Insured Fund are each a series of Eaton Vance Municipals Trust II, and the CO Fund, LA Fund and National Fund are each a series of Eaton Vance Municipals Trust (collectively, the “Trusts”). The Trusts are each Massachusetts business trusts registered as open-end management investment companies. Proxy cards are enclosed with the foregoing Notice of a joint Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the joint Special Meeting. Shareholders also may vote by telephone. The proxy is solicited on behalf of the Boards of Trustees of the Trusts (the “Boards” or “Trustees”).

This Proxy Statement/Prospectus relates to the proposed reorganization of each class of shares of each Acquired Fund into a corresponding class of shares of the National Fund (the “Reorganization”). The Form of Agreement and Plan of Reorganization for each Fund (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of each Acquired Fund to the National Fund in exchange for shares of the National Fund. Following the transfer, National Fund shares will be distributed to shareholders of each Acquired Fund, and each Acquired Fund will be terminated. As a result, each shareholder of an Acquired Fund will receive National Fund shares equal to the value of such shareholder’s respective Acquired Fund shares, in each case calculated as of the close of regular trading on the New York Stock Exchange on the Closing date (as defined herein).

Each proxy will be voted in accordance with its instructions. If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter. A written proxy is revocable by the person giving it, prior to exercise by a signed writing filed with the Fund’s proxy tabulator, D. F. King and Co., Inc., 48 Wall Street, New York, NY 10005, or by executing and delivering a later dated proxy, or by attending the joint Special Meeting and voting the shares in person. Proxies voted by telephone may be revoked at any time in the same manner that proxies voted by mail may be revoked. This Proxy Statement/Prospectus is initially being mailed to shareholders on or about August 31, 2010. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means.

The Trustees have fixed the close of business on August 19, 2010 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the joint Special Meeting and any adjournments or postponements thereof. Shareholders at the close of business on the Record Date will be entitled to one vote for each Acquired Fund share held. The number of shares of beneficial interest of each class of each Fund outstanding and the persons who held of record more than five percent of ^an outstanding class of shares of each Fund as of the Record Date, along with such information for the combined fund as if the Reorganization was consummated on the Record Date, are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization. You should read and retain this Proxy Statement/Prospectus for future reference. This Proxy Statement/Prospectus is accompanied by the Prospectus of the National Fund dated February 1, 2010 (the “National Fund Prospectus”), which is incorporated by reference herein. A Statement of Additional Information dated August 31, 2010 that relates to this Proxy Statement/Prospectus and contains additional information about the National Fund and the Reorganization is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus of the CO Fund dated December 1, 2009, the Prospectus of the LA Fund dated January 1, 2010, the Prospectus of the KS Fund and the Insured Fund dated June 1, 2010 (the “Acquired Funds’ Prospectuses”), the Statement of Additional Information of the CO Fund dated December 1, 2009, the Statement of Additional Information of the LA Fund dated January 1, 2010, and the Statement of Additional Information of the KS Fund and the Insured Fund dated June 1, 2010 (the “Acquired Funds’ SAIs”) and the Statement of Additional Information of the National Fund dated February 1, 2010 (the “National Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The Annual Report to Shareholders for the CO Fund (dated July 31, 2009), LA Fund (dated ^August 31, 2009), KS Fund and Insured Fund (dated January 31, 2010) and National Fund (dated September 30, 2009) and the Semiannual Reports to Shareholders for the CO Fund (dated January 31, 2010), LA Fund (dated February 28, 2010) and the National Fund (dated March 31, 2010) have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time.

Copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge. To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn: Proxy Coordinator – Mutual Fund Operations, or call 800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time. The foregoing documents may be obtained on the Internet at www.eatonvance.com. In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the Acquired Funds and the National Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

iii

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction. The Trustees of the Trusts have approved the Plan for each Acquired Fund, which provides for the transfer of all of the assets of the Acquired Fund to the National Fund in exchange for the issuance of National Fund shares and the assumption of the Acquired Fund’s liabilities by the National Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of the Acquired Fund at the joint Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”). The Plan is attached hereto as Appendix A. The value of each shareholder’s account with the corresponding class of the National Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with his or her Acquired Fund immediately prior to the Reorganization. Following the transfer, National Fund shares will be distributed to shareholders of the Acquired Funds and the Acquired Funds will be terminated. As a result of the Reorganization, each shareholder of the Acquired Funds will receive full and fractional National Fund shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of his or her Acquired Fund. At or prior to the Closing, each Acquired Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not “interested persons” of the Trusts as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization is in the best interests of each Acquired Fund. The Trustees of Eaton Vance Municipals Trust (including the Independent Trustees) have also approved the Plan on behalf of the National Fund.

Background for the Proposed Transaction. The Boards of Trustees of the Trusts considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that, among other things, combining the Funds will reduce the expense ratio for each Acquired Fund’s shareholders (as described herein), the Reorganization would be tax-free for federal income tax purposes, and that management believes Acquired Fund shareholders will receive higher yields and distribution rates as shareholders of the National Fund. Moreover, the Trustees considered that shareholders of each Acquired Fund would benefit from a larger fund with increased investment opportunities and flexibility by consolidating five funds with similar investment objectives and policies and that invest in similar securities.

The Boards of Trustees of the Trusts have determined that the Reorganization is in the best interests of each Acquired Fund and has recommended that each Acquired Fund’s shareholders vote FOR the Reorganization. The reorganization of each of CO Fund, KS Fund, LA Fund and Insured Fund into National Fund is a separate and independent transaction. Approval of the Reorganization by shareholders of any other Fund is not required for either of CO Fund, KS Fund, LA Fund or Insured Fund to consummate the Reorganization.

Objectives, Restrictions and Policies. The Acquired Funds and National Fund have similar investment objectives and policies, with the exception of (i) policies to avoid particular state income taxes and (ii) for the Insured Fund, the requirement to invest at least 80% of its net assets in municipal obligations that are insured by insurers with a claims-paying ability rated at least Baa or BBB. Ratings of Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”) or BBB or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) are considered to be of investment grade quality. The National Fund and the State Funds are required to invest at least 65% and 75% of their net assets, respectively, in investment grade obligations. There are no material differences between the Funds’ fundamental and non-fundamental investment restrictions other than those related to diversification. While the National Fund is a diversified fund and has an investment restriction to that effect, the Acquired Funds are non-diversified funds.

Fund Fees, Expenses and Services. National Fund (total net assets of approximately $5.9 billion as of April 30, 2010) is significantly larger than each Acquired Fund^ (CO Fund, KS Fund, LA Fund and Insured Fund have net assets of approximately $35.9 million, $35.8 million, $38.9 million and $64.1 million, respectively, as of April 30, 2010). As described below and excluding Interest Expense associated with inverse floater securities transactions, National Fund has a lower total expense ratio than each Acquired Fund, which the Acquired Funds’ shareholders are expected to benefit from as a result of the Reorganization.

National Fund offers classes of shares that correspond with the outstanding classes of shares of the Acquired Funds. As a result of the Reorganization, shareholders of each class of shares of each respective Acquired Fund would receive shares of the corresponding class of the National Fund. The privileges and services associated with the corresponding share classes of each Fund are identical. See “Distribution Arrangements” for details on the distribution and service fees. Class B shares of each Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase. National Fund also offers Class I shares, which will not be involved in the Reorganization.

Distribution Arrangements. Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B and Class C shares of each Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”). As a result of the Reorganization, shareholders of each class of shares of each Acquired Fund would receive shares of the corresponding class of the National Fund. The distribution and service fee payable for Class A shares of each Acquired Fund is 0.20%, while the distribution and service fee payable for Class A shares of National Fund is 0.25%. Class B shares and Class C shares of each Acquired Fund pay distribution and service fees equal to 0.95% of average daily net assets annually, while Class B and Class C shares of National Fund pay distribution and service fees equal to 1.00%. As a result of the Reorganization, shareholders of Class A shares, Class B shares and Class C shares of each Acquired Fund would receive shares of the corresponding class of the National Fund. Although distribution and service fees payable on Class A, Class B and Class C shares of National Fund are 0.05% higher than those of each class of Acquired Fund shares, the Acquired Funds are expected to benefit from a decrease in total expenses as a result of the Reorganization, as described below.

Redemption Procedures and Exchange Privileges. The Acquired Funds and the National Fund offer the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees. The respective classes of each Fund have the same exchange privileges.

Tax Consequences. The Acquired Funds expect to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the Acquired Funds’ shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their interests in the Acquired Funds. Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective Acquired Fund shares, and the tax holding period will be the same.

FUND EXPENSES

Expenses shown are those for the year ended April 30, 2010 and on a pro forma basis giving effect to the Reorganization as of such date. For each Acquired Fund, the pro forma expenses giving effect to only that one Acquired Fund reorganizing into National Fund would be the same as the pro forma expenses stated below giving effect to all Acquired Funds collectively reorganizing into National Fund.

Fund Fees and Expenses
Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of
net asset value at time of purchase or redemption)	None	5.00%	1.00%
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A Shares

						Pro Forma
	CO Fund	KS Fund	LA Fund	Insured	National	Combined
				Fund	Fund	Fund(1)

Management Fees	0.22%	0.21%	0.24%	0.29%	0.34%	0.34%
Distribution and Service (12b-1 Fees)(2)	0.20%	0.20%	0.20%	0.20%	0.25%	0.25%
Other Expenses (including Interest	0.31%	0.41%	0.34%	0.39%	0.31%	0.31%
Expense)
Interest Expense(3)	0.00%	0.02%	0.04%	0.03%	0.23%	0.23%
Other Expenses (excluding Interest	0.31%	0.39%	0.30%	0.36%	0.08%	0.08%
Expense)
Total Annual Fund Operating	0.73%	0.82%	0.78%	0.88%	0.90%	0.90%
Expenses*

* Class A Total Annual Fund Operating
Expenses (excluding Interest	0.73%	0.80%	0.74%	0.85%	0.67%	0.67%(4)
Expense):

	^Class B Shares

						Pro Forma
	CO Fund	KS Fund	LA Fund	Insured	National	Combined
				Fund	Fund	Fund(1)

Management Fees	0.22%	0.21%	0.24%	0.29%	0.34%	0.34%
Distribution and Service (12b-1 Fees)(2)	0.95%	0.95%	0.95%	0.95%	1.00%	1.00%
Other Expenses (including Interest	0.31%	0.41%	0.34%	0.39%	0.31%	0.31%
Expense)
Interest Expense(3)	0.00%	0.02%	0.04%	0.03%	0.23%	0.23%
Other Expenses (excluding Interest	0.31%	0.39%	0.30%	0.36%	0.08%	0.08%
Expense)
Total Annual Fund Operating	1.48%	1.57%	1.53%	1.63%	1.65%	1.65%
Expenses*

* Class B Total Annual Fund Operating
Expenses (excluding Interest	1.48%	1.55%	1.49%	1.60%	1.42%	1.42%(4)
Expense):

	^Class C Shares

						Pro Forma
	CO Fund	KS Fund	LA Fund	Insured	National	Combined
				Fund	Fund	Fund(1)

Management Fees	0.22%	0.21%	0.24%	0.29%	0.34%	0.34%
Distribution and Service (12b-1 Fees)(2)	0.95%	0.95%	0.95%	0.95%	1.00%	1.00%
Other Expenses (including Interest	0.31%	0.41%	0.34%	0.39%	0.31%	0.31%
Expense)
Interest Expense(3)	0.00%	0.02%	0.04%	0.03%	0.23%	0.23%
Other Expenses (excluding Interest	0.31%	0.39%	0.30%	0.36%	0.08%	0.08%
Expense)
Total Annual Fund Operating	1.48%	1.57%	1.53%	1.63%	1.65%	1.65%
Expenses*

* Class C Total Annual Fund Operating
Expenses (excluding Interest	1.48%	1.55%	1.49%	1.60%	1.42%	1.42%(4)
Expense):

(1)	The pro forma results of the merger are the same assuming any one Acquired Fund merges into the National Fund or if all four Acquired Funds merge into the National Fund.
(2)	The Acquired Funds are authorized under their distribution plans to pay service fees up to 0.25% annually.
(3)	“Interest Expense” represents the interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.
(4)	On a pro forma basis, National Fund’s total expense ratio decreases slightly (less than 0.01%).

Example. This Example is intended to help you compare the cost of investing in the Pro Forma Combined Fund after the Reorganization with the costs of investing in the Funds without the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. This Example assumes the Total Annual Fund Operating Expenses including the Interest Expense described above, while the footnote below the table describes such costs excluding Interest Expense. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

CO Fund
Class A shares	$546	$697	$ 862	$1,338	$546	$697	$862	$1,338
Class B shares	$651	$868	$1,008	$1,565	$151	$468	$808	$1,565
Class C shares	$251	$468	$ 808	$1,768	$151	$468	$808	$1,768

KS Fund
Class A shares	$555	$724	$ 908	$1,440	$555	$724	$908	$1,440
Class B shares	$660	$896	$1,055	$1,666	$160	$496	$855	$1,666
Class C shares	$260	$496	$ 855	$1,867	$160	$496	$855	$1,867

LA Fund
Class A shares	$551	$712	$ 888	$1,395	$551	$712	$888	$1,395
Class B shares	$656	$883	$1,034	$1,621	$156	$483	$834	$1,621
Class C shares	$256	$483	$ 834	$1,824	$156	$483	$834	$1,824

Insured Fund
Class A shares	$561	$742	$ 939	$1,508	$561	$742	$939	$1,508
Class B shares	$666	$914	$1087	$1,732	$166	$514	$887	$1,732
Class C shares	$266	$514	$ 887	$1,933	$166	$514	$887	$1,933

National Fund
Class A shares	$562	$748	$ 950	$1,530	$562	$748	$950	$1,530
Class B shares	$668	$920	$1,097	$1,754	$168	$520	$897	$1,754
Class C shares	$268	$520	$ 897	$1,955	$168	$520	$897	$1,955

Pro Forma Combined
Fund
Class A shares	$562	$748	$ 950	$1,530	$562	$748	$950	$1,530
Class B shares	$668	$920	$1,097	$1,754	$168	$520	$897	$1,754
Class C shares	$268	$520	$ 897	$1,955	$168	$520	$897	$1,955

Excluding Interest Expense associated with inverse floater securities transactions, the cost of investing would be:

  Insured Fund Class A shares: $559, $736, $929 and $1,485 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $664, $908, $1,076 and $1,710 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $263, $505, $871 and $1,900 for the 1 year, 3 year, 5 year and 10 year periods, respectively;
  KS Fund Class A shares: $553, $718, $898 and $1,418 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $658, $890, $1,045 and $1,643 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $258, $490, $845 and $1,845 for the 1 year, 3 year, 5 year and 10 year periods, respectively;
  LA Fund Class A shares: $549, $706, $877 and $1,372 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $654, $877, $1,024 and $1,599 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $253, $474, $818 and $1,791 for the 1 year, 3 year, 5 year and 10 year periods, respectively;
  National Fund Class A shares: $543, $688, $846 and $1,304 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $648, $859, $992 and $1,531 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $248, $459, $792 and $1,735 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and
  Pro Forma Combined Fund Class A shares: $543, $688, $846 and $1,304 for the 1 year, 3 year, 5 year and 10 year periods, respectively; Class B shares: $648, $859, $992 and $1,531 for the 1 year, 3 year, 5 year and 10 year periods, respectively; and Class C shares: $248, $459, $792 and $1,735 for the 1 year, 3 year, 5 year and 10 year periods, respectively.

If you did not redeem your Class B or Class C shares, your expenses would be as follows:

  Insured Fund Class B shares: $164, $508 and $876 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $163 for the 1 year period;
  KS Fund Class B shares: $158, $490 and $845 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $158 for the 1 year period;
  LA Fund Class B shares: $154, $477 and $824 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $153 for the 1 year period;
  National Fund Class B shares: $148, $459 and $792 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $148 for the 1 year period; and
  Pro Forma Combined Fund Class B shares: $148, $459 and $792 for the 1 year, 3 year and 5 year periods, respectively, and Class C shares: $148 for the 1 year period.

REASONS FOR THE REORGANIZATION

The Reorganizations ^were proposed to the Boards of Trustees of the Trusts by Eaton Vance Management ("EVM" or "Eaton Vance") in response to inquiries from the Trustees with respect to the expense levels and the small sizes of the Acquired Funds. In reaching the decision to recommend that the shareholders of the Acquired Funds vote to approve the Reorganizations, the Trustees considered a number of factors, including factors identified by EVM in connection with its recommendation that the Trustees approve the Reorganizations.  The Trustees, including the Independent Trustees, determined that the Reorganizations would be in the best interests of each ^ Acquired Fund^ and that the interests of existing shareholders of each ^ Acquired Fund^ would not be diluted as a consequence thereof. ^The factors the Trustees considered ^ include^ the following:

. Objectives, Restrictions and Policies. With the exception of policies to avoid particular state income taxes, the Acquired Funds and National Fund have similar investment objectives, policies and restrictions. One distinction is the Insured Fund’s requirement to invest at least 80% of its net assets in municipal obligations that are insured by insurers with a claims-paying ability rated at least Baa or BBB. Ratings of Baa or higher by Moody’s or BBB or higher by S&P or Fitch are considered to be of investment grade quality. The State Funds are required to invest at least 75% of their assets in investment grade municipal obligations, while the National Fund is required to invest at least 65% of its assets in investment grade municipal obligations. As of March 31, 2010, however, National Fund had over 90% of its net assets invested in investment grade obligations.

While the Acquired Funds have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had longer average durations and longer average maturities than the Acquired Funds. Also, because of its much larger size than each of the Acquired Funds, the National Fund has had more opportunities to invest in residual interest bond investments than the Acquired Funds. For these reasons, the National Fund may have a slightly higher risk profilethan the Acquired Funds.

  As a fundamental investment restriction, National Fund is a diversified fund, while the Acquired Funds are registered as non-diversified funds. The National Fund is broadly diversified with minimal concentration risk. In contrast, each State Fund’s portfolio is highly concentrated in obligations issued by issuers in its respective state. The Reorganization would substantially reduce each State Fund’s shareholders’ exposure to issuers in their respective state. While the Insured Fund’s portfolio is primarily invested in municipal obligations that are insured as to principal and interest payments, the National Fund is not required to invest primarily in insured obligations and, therefore, has historically invested a much smaller percentage of its net assets in such securities. The Reorganization would substantially reduce the Insured Fund’s percentage of investment in insured obligations. The payment of principal and interest on uninsured obligations is the sole responsibility of the issuer of the obligations and may be more dependent on such issuer’s creditworthiness. EVM has a robust credit analysis process and performs its own credit and investment analysis when making investment decisions.
  Effect on Fund Fees, Expenses and Services. The National Fund is significantly larger than each Acquired Fund. As described above and excluding Interest Expense associated with inverse floater securities transactions, the National Fund has a lower total expense ratio than each Acquired Fund, which the Acquired Funds’ shareholders are expected to benefit from as a result of the Reorganization.
  If the Reorganization is consummated, EVM estimates the Acquired Funds will realize a significant reduction in other expenses. On a pro forma basis assuming the consummation of the Reorganization on April 30, 2010, the total fund expenses payable by former shareholders of CO Fund, KS Fund, LA Fund and Insured Fund shareholders (excluding Interest Expense as described above) would decrease by approximately 6 basis points (or 0.06%), 13 basis points (or 0.13%), 7 basis points (or 0.07%) and 18 basis points (or 0.18%), respectively, after the Reorganizations. National Fund’s total expenses following the Reorganizations would be slightly reduced by a de minimus amount.
  Tax Consequences. The Acquired Funds expect to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the Acquired Funds’ shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their interests in the Acquired Funds. Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective Acquired Fund shares, and the tax holding period will be the same. National Fund’s tax basis for the assets received in the Reorganization will be the same as the respective Acquired Fund’s basis immediately before the Reorganization, and National Fund’s tax holding period for those assets will include each such Acquired Fund’s holding period. Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”
  Relative Performance. The National Fund outperformed each Acquired Fund for the one- and ten- year periods ended April 30, 2010 on a total return basis. For the three-year period, the National Fund underperformed each Acquired Fund on a total return basis. For the five-year period, the National Fund outperformed the Insured Fund and underperformed the State Funds. The underperformance of the National Fund during the three- and five-year periods is attributable to its relatively longer duration and historic anomalies that occurred in the credit markets in late 2008. As of April 30, 2010, the yields and distribution rate of the National Fund ^were higher than each of the Acquired Funds:

	CO Fund	KS Fund	LA Fund	Insured Fund	National Fund

30-day yield	3.89%	3.41%	4.34%	3.55%	5.23%
Tax-equivalent yield*	6.28%	5.61%	7.10%	5.46%	8.05%
Distribution rate	4.15%	3.88%	4.54%	3.91%	5.28%

*	Tax-equivalent yield is adjusted for both state and federal income taxes in the case of the Acquired Funds. National Fund tax-equivalent yields are adjusted for federal income tax only.
  No Dilution. After the Reorganization, each former shareholder of the Acquired Funds will own shares of National Fund equal to the aggregate value of his or her Acquired Fund shares immediately prior to the Reorganization. Because shares of National Fund will be issued at the per share net asset value of the Fund in exchange for the assets of the Acquired Funds, that, net of the liabilities of the Acquired Funds assumed by National Fund, will equal the aggregate value of those shares, the net asset value per share of National Fund will be unchanged. Thus, the Reorganization will not result in any dilution to shareholders.
  Terms of the Plan. The Trustees considered the terms and conditions of the Plan and the costs associated with the Reorganization, including the fact that the first $47,000 of such costs will be borne by the Funds’ investment adviser, Boston Management and Research (“BMR”), or an affiliate thereof, and the remaining costs will be borne by the Acquired Funds.
  Impact on Eaton Vance Management (“EVM” or “Eaton Vance”). EVM and its affiliates, including BMR and EVD, will continue to collect advisory and distribution and service fees on Acquired Fund assets acquired by the National Fund pursuant to the Reorganization. In the case of advisory fees, BMR would collect fees on the Acquired Funds’ assets at the incremental advisory fee rate (0.29% annually) applicable to the National Fund assuming the Reorganization occurred on April 30, 2010. At current asset levels, the Reorganization would result in approximately $70,400 in increased fee revenue annually to BMR. With respect to the service fees that are payable by Class A, Class B and Class C shares of each Acquired Fund, EVD will receive a 0.05% higher fee on these Acquired Fund assets after the Reorganization. However, with respect to assets that are over one year old, such fee will be paid to financial intermediaries and generally will not be retained by EVD.

The Boards of Trustees of the Trusts have determined that the Reorganization is in the best interests of each Acquired Fund and recommend that each Acquired Fund’s shareholders vote FOR the Reorganization.

^ INFORMATION ABOUT THE REORGANIZATION

At a meeting held on August 9, 2010, the Boards of Trustees of the Trusts approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus. The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization. The Plan provides that, at the Closing, the respective Trust shall transfer all of the assets of the relevant Acquired Fund and assign all liabilities to National Fund, and National Fund shall acquire such assets and shall assume such liabilities upon delivery by National Fund to the State Funds and the Insured Fund on the Closing date of Class A, Class B and Class C National Fund shares (including, if applicable, fractional shares). The value of Class A, Class B and Class C shares issued to the Acquired Funds by National Fund will be the same as the value of Class A, Class B and Class C shares that the Acquired Fund has outstanding on the Closing date. The National Fund shares received by the Acquired Funds will be distributed to the Acquired Funds’ shareholders, and each such shareholder will receive shares of the corresponding class of National Fund equal in value to those of the Acquired Fund held by the shareholder.

National Fund will assume all liabilities, expenses, costs, charges and reserves of the Acquired Funds on the Closing date. At or prior to the Closing, the Acquired Funds shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, each Acquired Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional National Fund Class A, Class B and Class C shares equal in value to the Acquired Fund’s shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of National Fund in the name of each shareholder of the Acquired Fund, representing the respective pro rata number of full and fractional National Fund Class A, Class B and Class C shares due such shareholder. All of National Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of National Fund at the price in effect as described in the National Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Funds’ transfer agent.

The consummation of the Plan is subject to the conditions set forth therein. Notwithstanding approval by shareholders of the Acquired Funds, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2010. The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the joint Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of National Fund shares to be issued to the Acquired Funds’ shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization. The Acquired Funds will collectively bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs, provided that the Funds’ investment adviser, or an affiliate thereof, has agreed to bear the first $47,000 of the Acquired Funds’ collective Reorganization costs (based on each Acquired Funds’ pro rata net assets). The costs of the Reorganization are estimated at approximately $10,000 per Acquired Fund.

Description of National Fund Shares. Full and fractional Class A, Class B and Class C shares of National Fund will be distributed to the Acquired Funds’ shareholders in accordance with the procedures under the Plan as described above. Each National Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences. It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the Closing. Accordingly, shareholders of each Acquired Fund will not recognize any capital gain or loss and each Acquired Fund’s assets and capital loss carry-forwards should be transferred to National Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to such Acquired Fund’s shareholders depending upon their tax basis (generally, the original purchase price) for their Acquired Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of National Fund received in the Reorganization. Shareholders of the Acquired Funds would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of National Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

^ Shareholders should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisors as to state and local tax consequences, if any.

Capitalization. The following table (which is unaudited) sets forth the capitalization of each Acquired Fund and National Fund (excluding Class I shares) as of April 30, 2010, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of each Acquired Fund at net asset value.

	Net Assets	Net Asset Value per Share	Shares Outstanding

CO Fund
Class A	$33,990,421	$8.85	3,841,320
Class B	1,582,895	9.63	164,332
Class C	357,600	9.64	37,074
Total	$35,930,916		4,042,726
^
KS Fund
Class A	$28,335,340	$9.80	2,889,849
Class B	2,028,230	9.72	208,678
Class C	5,423,654	9.73	557,368
Total	$35,787,224		3,655,895
^
LA Fund
Class A	$35,470,602	$9.36	3,788,570
Class B	1,676,607	9.90	169,375
Class C	1,825,477	9.91	184,167
Total	$39,972,686		4,142,112
^
Insured Fund
Class A	$45,051,634	$10.17	4,427,221
Class B	6,490,964	10.07	644,409
Class C	12,588,932	10.08	1,249,341
Total	$64,131,530		6,320,971
^
National Fund
Class A	$4,042,761,446	$9.75	414,521,913
Class B	163,382,051	9.75	16,752,316
Class C	1,269,448,323	9.75	130,162,389
Class I	452,932,739	9.75	46,434,672
Total	$5,928,524,559		607,871,290

Pro Forma Combined After Reorganization
Class A	$4,185,582,639	$9.75	429,170,240
Class B	175,158,788	9.75	17,960,186
Class C	1,289,640,749	9.75	132,233,407
Class I	452,932,739	9.75	46,434,672
Total	$6,103,314,915		625,798,505

*	The Acquired Funds will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.

^Performance Information. The following bar charts and tables provide some indication of the risks of investing in each CO Fund, KS Fund, LA Fund and the Insured Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar charts are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results.

During the ten years ended December 31, 2009, the highest quarterly total return for Class B was 5.31% for the quarter ended December 31, 2000, and the lowest quarterly return was -9.84% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2009 to June 30, 2010) was 2.69%. For the 30 days ended July 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.01%) for Class A shares were 3.70% and 6.25%, respectively, for Class B shares were 3.12% and 5.27%, respectively, and for Class C shares were 3.14% and 5.31%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

During the ten years ended December 31, 2009, the highest quarterly total return for Class B was 9.16% for the quarter ended September 30, 2009, and the lowest quarterly return was -10.52% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2009 to June 30, 2010) was -0.28%. For the 30 days ended July 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.19%) for Class A shares were 3.36% and 5.89%, respectively, for Class B shares were 2.77% and 4.85%, respectively, and for Class C shares were 2.78% and 4.87%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

During the ten years ended December 31, 2009, the highest quarterly total return for Class B was 5.88% for the quarter ended December 31, 2000, and the lowest quarterly return was -10.76% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2009 to June 30, 2010) was 2.65%. For the 30 days ended July 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 4.22% and 7.34%, respectively, for Class B shares were 3.68% and 6.40%, respectively, and for Class C shares were 3.68% and 6.40%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

During the ten years ended December 31, 2009, the highest quarterly total return for Class B was 10.56% for the quarter ended September 30, 2009, and the lowest quarterly return was -8.42% for the quarter ended September 30, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2009 to June 30, 2010) was 1.86%. For the 30 days ended July 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were 3.38% and 5.20%, respectively, for Class B shares were 2.80% and 4.31%, respectively, and for Class C shares were 2.80% and 4.31%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

During the ten years ended December 31, 2009, the highest quarterly total return for Class B was 16.40% for the quarter ended September 30, 2009, and the lowest quarterly return was -18.97% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2009 to June 30, 2010) was 2.92%. For the 30 days ended July 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were 5.15% and 7.92%, respectively, for Class B shares were 4.66% and 7.17%, respectively, and for Class C shares were 4.66% and 7.17%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

CO Fund Average Annual Total Return as of December 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	17.45%	1.36%	4.04%
Class B Return Before Taxes	17.32%	1.24%	3.78%
Class B Return After Taxes on Distributions	17.32%	1.23%	3.77%
Class B Return After Taxes on Distributions and the Sale of Class B	12.78%	1.58%	3.83%
Shares
Class C Return Before Taxes*	21.42%	1.60%	3.80%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	12.91%	4.32%	5.75%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	18.52%	4.49%	6.50%

*	The Class C performance prior to the inception of CO Fund Class C shares on October 1, 2007 is the performance of Class B shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). expenses of the two classes).

KS Fund Average Annual Total Return as of December 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	19.71%	1.85%	4.45%
Class B Return Before Taxes	19.47%	1.71%	4.19%
Class B Return After Taxes on Distributions	19.44%	1.70%	4.19%
Class B Return After Taxes on Distributions and the Sale of Class B	14.00%	1.95%	4.15%
Shares
Class C Return Before Taxes*	23.60%	2.07%	4.20%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	12.91%	4.32%	5.75%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	18.52%	4.49%	6.50%

*	The Class C performance prior to the inception of KS Fund Class C shares on December 4, 2007 is the performance of Class B shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).

LA Fund Average Annual Total Return as of December 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	23.50%	2.34%	4.88%
Class B Return Before Taxes	23.67%	2.23%	4.62%
Class B Return After Taxes on Distributions	23.65%	2.22%	4.61%
Class B Return After Taxes on Distributions and the Sale of Class B	17.08%	2.46%	4.57%
Shares
Class C Return Before Taxes*	27.76%	2.60%	4.64%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	12.91%	4.32%	5.75%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	18.52%	4.49%	6.50%

*	The Class C performance prior to the inception of LA Fund Class C shares on December 4, 2007 is the performance of Class B shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).

Insured Fund Average Annual Total Return as of December 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	16.51%	1.15%	4.06%
Class B Return Before Taxes	16.66%	1.05%	3.81%
Class B Return After Taxes on Distributions	16.56%	1.03%	3.80%
Class B Return After Taxes on Distributions and the Sale of Class B	12.23%	1.41%	3.85%
Shares
Class C Return Before Taxes	20.64%	1.41%	3.82%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	12.91%	4.32%	5.75%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	23.43%	3.88%	6.28%

National Fund Average Annual Total Return as of December 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	37.15%	1.16%	4.69%
Class B Return Before Taxes	33.94%	1.06%	4.61%
Class B Return After Taxes on Distributions	33.93%	1.06%	4.61%
Cass B Return After Taxes on Distributions and the Sale of Class B Shares	24.34%	1.55%	4.71%
Class C Return Before Taxes	34.94%	1.39%	4.42%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	12.91%	4.32%	5.75%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	23.43%	3.88%	6.28%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B and Class C. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds. Barclays Capital 20 Year Municipal Bond Index consists of bonds in the Barclays Capital Municipal Bond Index with maturities of between 17 and 20 years. Barclays Capital Long (22+) Municipal Bond Index is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index, Barclays Capital 20 Year Municipal Bond Index and Barclays Capital Long (22+) Municipal Bond Index is Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance. The total returns of National Fund and the factors that materially affected its performance during the most recent fiscal year and semiannual period are contained in its Annual Report dated September 30, 2009 and Semiannual Report dated March 31, 2010, both of which are incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of CO Fund is described under the caption “Performance Information and Portfolio Composition” in the Annual Report of CO Fund for the year ended July 31, 2009 and Semiannual Report dated January 31, 2010, both of which were previously mailed to CO Fund shareholders and are incorporated by reference into this Proxy Statement/Prospectus. The performance of KS Fund and Insured Fund are described under the same caption as the CO Fund in the Annual Report of KS Fund and Insured Fund for the year ended January 31, 2010, which was previously mailed to KS Fund and Insured Fund shareholders and is incorporated by reference into this Proxy Statement/Prospectus. The performance of LA Fund is described under the same caption as the CO Fund in the Annual Report of LA Fund for the year ended August 31, 2009 and Semiannual Report dated February 28, 2010, both of which were previously mailed to LA Fund shareholders and are incorporated by reference into this Proxy Statement/Prospectus.

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS COMPARE TO THAT OF THE NATIONAL FUND?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the Acquired Funds and the National Fund. Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

The National Fund is a diversified fund and has an investment restriction to that effect. The Acquired Funds are registered as non-diversified funds.

	CO Fund	KS Fund	LA Fund	Insured Fund	National Fund

Business	A non-diversified series	A non-diversified series	Same as CO Fund.	Same as KS Fund.	A diversified series of
	of Eaton Vance	of Eaton Vance			Eaton Vance
	Municipals Trust.	Municipals Trust II.			Municipals Trust.

Investment	Seeks to provide current	Seeks to provide	Seeks to provide	Seeks to provide	Seeks to provide
Objective	income exempt from	current income exempt	current income	current income exempt	current income exempt
	regular federal income	from regular federal	exempt from regular	from regular federal	from regular federal
	tax and Colorado state	income tax and Kansas	federal income tax	income tax.	income tax.
	personal income taxes.	state individual income	and Louisiana state
		taxes.	individual and
corporate income
taxes.

80% Investment	Under normal market	Under normal market	Under normal market	Under normal market	Under normal market
Policy	conditions, invests at	conditions, invests at	conditions, invests at	conditions, invests at	conditions, invests at
	least 80% of its net	least 80% of its net	least 80% of its net	least 80% of its net	least 80% of its net
	assets in municipal	assets in municipal	assets in municipal	assets in insured	assets in municipal
	obligations, the interest	obligations, the interest	obligations, the	municipal obligations,	obligations, the
	on which is exempt from	on which is exempt	interest on which is	the interest on which is	interest on which is
	regular federal income	from regular federal	exempt from regular	exempt from regular	exempt from regular
	tax and from Colorado	income tax and from	federal income tax	federal income tax.	federal income tax.
	state personal income	Kansas state individual	and from Louisiana
	tax.	income taxes.	state individual and
corporate income
taxes.

Investment	In pursuing objective, normally invests in municipal obligations with maturities of ten years or more.
Strategy

	CO Fund	KS Fund	LA Fund	Insured Fund	National Fund

Investment Grade	At least 75% of net	Same as CO Fund.	Same as CO Fund.	At least 80% of net	At least 65% of net
Securities	assets will normally be			assets will normally be	assets will normally be
	invested in municipal			invested in municipal	invested in municipal
	obligations rated at least			obligations that are	obligations rated at
	investment grade at the			insured as to principal	least investment grade
	time of investment.			and interest payments	at the time of
	Investment grade			by insurers having a	investment.
	obligations are those			claims-paying ability	The balance of net
	rated at least BBB by			rated at least Baa or	assets may be
	S&P or Fitch or Baa by			BBB.	invested in municipal
	Moody’s.			May invest up to 20%	obligations rated
	The balance of net			of net assets in	below investment
	assets may be invested			unrated obligations	grade ("junk bonds")
	in municipal obligations			deemed to be of	and in unrated
	rated below investment			investment grade	municipal obligations
	grade (“junk bonds”) and			quality and obligations	considered to be of
	in unrated municipal			that are uninsured.	comparable quality by
	obligations considered to				the investment
	be of comparable quality				adviser.
by the investment
adviser.

Other Investment	Under normal market	Same as CO Fund.	Same as CO Fund.	N/A	N/A
Policies	conditions, invests at
least 65% of its total
assets in obligations
issued by the state or its
political subdivisions,
agencies, authorities and
instrumentalities. If
consistent with relevant
state tax requirements,
may invest up to 35% of
its net assets in municipal
obligations issued by the
governments of Puerto
Rico, the U.S. Virgin
Islands and Guam.

	CO Fund	KS Fund	LA Fund	Insured Fund	National Fund

Concentration	May invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

Borrowing	May borrow up to one-	May borrow in	Same as CO Fund.	Same as KS Fund.	Same as CO Fund.
	third of its total assets	accordance with
	(including borrowings),	applicable regulations,
	but it will not borrow	but currently intends to
	more than 5% of the	borrow only for
	value of its total assets	temporary purposes.
except to satisfy
redemption requests or
for other temporary
purposes.

Buy/Sell Strategy	The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.

Derivative	May purchase derivative instruments, which derive their value from another instrument, security or index, including the inverse
Instruments	floaters described below. May also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. May also enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

Residual Interest	Each Fund may invest in residual interest bonds issued by a trust (the “trust”) that holds municipal securities. The trust also
Bonds	issues floating rate notes to third parties that may be senior to the Fund’s residual interest bonds. The Fund receives interest payments on residual interest bonds that bear an inverse relationship to the interest rate paid on the floating rate notes. As required by applicable accounting standards, interest paid by the trust to the floating rate note holders may be reflected as income in the Fund’s financial statements with an offsetting expense for the interest paid by the trust to the floating rate note holders.

Illiquid Securities	May not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable.

	CO Fund	KS Fund	LA Fund	Insured Fund	National Fund

Federal Alternative	A portion of the Fund’s	N/A	Same as CO Fund.	Same as CO Fund.	Same as CO Fund.
Minimum Tax	distributions generally
will be subject to the
federal alternative
minimum tax.

Investment Adviser	Boston Management and Research (“BMR”), a subsidiary of Eaton Vance, with offices at Two International Place, Boston, MA
02110

Administrator	Eaton Vance

Portfolio Managers	William H. Ahern	Adam A. Weigold	Thomas M. Metzold	Craig R. Brandon	Thomas M. Metzold
	• Vice President,	• Vice President,	• Vice President,	• Vice President,	• Vice President,
	^ Eaton Vance and	Eaton Vance and	Eaton Vance and	Eaton Vance and	Eaton Vance and
	BMR	BMR	BMR	BMR	BMR
	• Portfolio manager	• Portfolio manager	• Portfolio manager	• Portfolio manager	• Portfolio manager
	since 1997	since 2007	since 2010	since 2004	since 1993

Distributor	Eaton Vance Distributors, Inc.

16

PRINCIPAL RISK FACTORS

Generally. As discussed above, the Funds have similar investment objectives and policies and, as such, are subject to similar types of risks. See “Investment Objective & Principal Policies and Risks” in the National Fund Prospectus for a description of the principal risks of investing in the Funds.

Principal Differences between the Acquired Funds and the National Fund. Although each Acquired Fund and the National Fund have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had a longer average duration and longer average maturity than the Acquired Funds. Also, because of its much larger size than each of the Acquired Funds, the National Fund has had more opportunities to invest in residual interest bonds than the Acquired Funds. For these reasons, the National Fund may have a higher risk profile than the Acquired Funds.

The duration of a municipal obligation measures the sensitivity of its price to interest rate movements, and obligations with longer maturities are more sensitive to changes in interest rates than short-term obligations. A fund with a longer average duration and maturity may carry more risk and have higher price volatility than a fund with lower average duration and maturity. Residual interest bonds involve leverage risk and will involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate paid to the floating rate note holders inversely affects the interest paid on the inverse floater, the value and income of an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.

Unlike the Insured Fund, the National Fund is not subject to the requirement to invest in municipal obligations insured as to principal and interest payments and, therefore, has historically invested a much smaller percentage of its net assets in insured obligations. The payment of principal and interest on uninsured municipal obligations is the sole responsibility of the issuer of the obligations and may be more dependent on such issuer’s creditworthiness. EVM has a robust credit analysis process and performs its own credit and investment analysis when making investment decisions.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General. Insured Fund and KS Fund are each a separate series of Eaton Vance Municipals Trust II, a Massachusetts business trust governed by a Declaration of Trust dated October 24, 1993, as amended from time to time, and by applicable Massachusetts law. CO Fund, LA Fund and National Fund are each a separate series of Eaton Vance Municipals Trust, a Massachusetts business trust governed by an Amended and Restated Declaration of Trust dated January 11, 1993, as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in the Declaration of Trust and By-Laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of each Declaration of Trust may be obtained from the respective Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about National Fund is included in the current National Fund Prospectus, a copy of which is included herewith and incorporated by reference herein. Additional information about National Fund is included in the National Fund SAI, which has been filed with the SEC and is incorporated by reference herein. Information concerning the operation and management of the Acquired Funds is incorporated herein by reference from the Acquired Funds’ Prospectuses and the Acquired Funds’ SAIs. Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time.

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trusts, on behalf of their respective Funds, are currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file proxy material, reports and other information with the SEC. These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Householding: One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise. You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time or writing to Eaton Vance Management, Attn: Proxy Coordinator – Mutual Fund Operations, Two International Place, Boston, MA 02110.

VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The shareholders of CO Fund, KS Fund, LA Fund and Insured Fund will vote separately to approve or disapprove the Reorganization of their Fund into National Fund. Approval of the Reorganization by shareholders of the other Acquired Funds is not required for either of CO Fund, KS Fund, LA Fund or the Insured Fund to consummate the Reorganization. If one or more of the Acquired Funds does not receive shareholder approval for the Reorganization, the Reorganization will nonetheless be effective for those of the Acquired Funds that do receive shareholder approval for the Reorganization.

The affirmative vote of the holders of a majority of a Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan for that Fund. Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of the Fund present or represented by proxy at the joint Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of the Fund. Class A, Class B and Class C shareholders of a Fund will vote together as a single group for that Fund. For each Fund, approval of the Plan by its shareholders is a condition of the consummation of the Reorganization.

How Do I Vote in Person?

If you do attend the joint Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call your Fund at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time if you plan to attend the joint Special Meeting. If you plan to attend the joint Special Meeting in person, please be prepared to present photo identification.

How Do I Vote By Proxy?

Whether you plan to attend the joint Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the joint Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the joint Special Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of your Fund before the joint Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of your Fund at the address set forth on the cover page of this Proxy Statement/Prospectus. In addition, although merely attending the joint Special Meeting will not revoke your proxy, if you are present at the joint Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the joint Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the Acquired Funds’ Boards of Trustees will be borne by each respective Acquired Fund, with a portion thereof borne by the Funds’ investment adviser. Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of the Acquired Funds, by personnel of Eaton Vance, by the Acquired Funds’ transfer agent, BNY Mellon Asset Servicing, by broker-dealer firms or by a professional solicitation organization. The Acquired Funds have retained D.F. King and Co., Inc., to assist in the solicitation of proxies, for which each Acquired Fund will pay an estimated fee of approximately ^$8,000^, including out-of-pocket expenses. Estimated costs assume a moderate level of solicitation activity. If a greater solicitation effort is required, the solicitation costs would be higher. The expenses connected with the solicitation of this proxy and with any further proxies which may be solicited by the Acquired Funds’ officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by D.F. King and Co., Inc., in person, or by telephone, by telegraph, by facsimile or other electronic means, will be borne by the Acquired Funds, with a portion thereof borne by the Funds’ investment adviser. A written proxy may be delivered to the Acquired Funds or their transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission. The Acquired Funds will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares. Total estimated costs of the Reorganization are approximately ^$10,000^ per Fund.

Shareholders also may choose to give their proxy votes by telephone rather than return their proxy cards. Please see the proxy card for details. The Acquired Funds may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone. If the Acquired Funds record votes by telephone, they will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. If the enclosed proxy card is executed and returned, or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the relevant Acquired Fund, by the execution of a later-dated proxy card, by the relevant Acquired Fund’s receipt of a subsequent valid telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Boards of Trustees that are properly executed and telephone votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card. Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. Accordingly, abstentions and broker non-votes will assist each Acquired Fund in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

With respect to each Acquired Fund, what constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the joint Special Meeting, is set forth in the respective Trust’s By-Laws. Under the By-Laws of each Trust, the presence, in person or by proxy, of a majority of the outstanding shares of a Fund is necessary to establish a quorum for that Fund.

If a quorum is not present with respect to a Fund at the joint Special Meeting, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal. A meeting, including the joint Special Meeting, may be adjourned one or more times. Each such adjournment requires the affirmative vote of the holders of a majority of the affected Fund’s shares that are present at the meeting, in person or by proxy. The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

THE TRUSTEES OF THE TRUSTS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND
APPROVAL OF THE PLAN OF REORGANIZATION FOR EACH ACQUIRED FUND.

DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of the State Funds and Insured Fund any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

NATIONAL FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand National Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. Class I share information has not been included because Class I is not involved in the Reorganization. This information has been audited (except for the six months ended March 31, 2010) by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

	Six Months Ended			Year Ended
	March 31, 2010 (Unaudited)			September 30, 2009

	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$10.040	$10.050	$10.050	$ 9.060	$ 9.060	$ 9.060

Income (Loss) From Operations
Net investment income(1)	$ 0.261	$ 0.225	$ 0.225	$ 0.527	$ 0.464	$ 0.464
Net realized and unrealized gain (loss)	(0.403)	(0.409)	(0.409)	0.984	0.992	0.992
Total income (loss) from operations	$(0.142)	$(0.184)	$(0.184)	$ 1.511	$ 1.456	$ 1.456

Less Distributions
From net investment income	$(0.258)	$(0.226)	$(0.226)	$(0.531)	$(0.466)	$(0.466)
Total distributions	$(0.258)	$(0.226)	$(0.226)	$(0.531)	$(0.466)	$(0.466)
Net asset value - End of period	$ 9.640	$ 9.640	$ 9.640	$10.040	$10.050	$10.050
Total Return(2)	(1.36)%(8)	(1.79)%(8)	(1.79)%(8)	17.97%	17.18%	17.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,101,929	$163,830	$1,269,332	$4,811,295	$179,657	$1,367,785

Ratios (as a percentage of average daily
net assets):
Expenses excluding interest and fees	0.67%(9)	1.42%(9)	1.42%(9)	0.70%	1.45%	1.45%
Interest and fee expense(7)	0.12%(9)	0.12%(9)	0.12%(9)	0.23%	0.23%	0.23%
Total expenses before custodian fee reduction	0.79%(9)	1.54%(9)	1.54%(9)	0.93%	1.68%	1.68%
Expenses after custodian fee reduction
excluding interest and fees	0.67%(9)	1.42%(9)	1.42%(9)	0.70%	1.45%	1.45%
Net investment income	5.44%(9)	4.69%(9)	4.69%(9)	6.22%	5.48%	5.46%
Portfolio Turnover	10%(8)	10%(8)	10%(8)	46%	46%	46%

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
	2008			2007

	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$11.490	$11.490	$11.490	$11.780	$11.780	$11.780

Income (Loss) From Operations
Net investment income(1)	$ 0.533	$ 0.454	$ 0.453	$ 0.521	$ 0.434	$ 0.431
Net realized and unrealized gain (loss)	(2.431)	(2.435)	(2.434)	(0.290)	(0.290)	(0.287)
Total income (loss) from operations	$(1.898)	$(1.981)	$(1.981)	$ 0.231	$ 0.144	$ 0.144

Less Distributions
From net investment income	$(0.532)	$(0.449)	$(0.449)	$(0.521)	$(0.434)	$(0.434)
Total distributions	$(0.532)	$(0.449)	$(0.449)	$(0.521)	$(0.434)	$(0.434)
Net asset value - End of period	$ 9.060	$ 9.060	$ 9.060	$11.490	$11.490	$11.490
Total Return(2)	(17.03)%	(17.69)%	(17.69)%	1.95%	1.20%	1.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,987,956	$138,052	$1,143,256	$4,647,177	$173,176	$1,334,054

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.64%	1.39%	1.39%	0.64%(5)	1.39%(5)	1.39%(5)
Interest and fee expense(7)	0.46%	0.46%	0.46%	0.62%	0.62%	0.62%
Total expenses before custodian fee
reduction	1.10%	1.85%	1.85%	1.26%(5)	2.01%(5)	2.01%(5)
Expenses after custodian fee reduction
excluding interest and fees	0.63%	1.38%	1.38%	0.63%(5)	1.38%(5)	1.38%(5)
Net investment income	5.00%	4.25%	4.25%	4.44%	3.69%	3.68%
Portfolio Turnover	64%	64%	64%	65%	65%	65%

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
	2006			2005

	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$11.270	$11.270	$11.270	$10.920	$10.920	$10.920

Income (Loss) From Operations
Net investment income(1)	$ 0.565	$ 0.478	$ 0.480	$ 0.574	$ 0.482	$ 0.486
Net realized and unrealized gain (loss)	0.478	0.480	0.478	0.355	0.364	0.360
Total income from operations	$ 1.043	$ 0.958	$ 0.958	$ 0.929	$ 0.846	$ 0.846

Less Distributions
From net investment income	$(0.533)	$(0.448)	$(0.448)	$(0.579)	$(0.496)	$(0.496)
Total distributions	$(0.533)	$(0.448)	$(0.448)	$(0.579)	$(0.496)	$(0.496)
Net asset value - End of period	$11.780	$11.780	$11.780	$11.270	$11.270	$11.270
Total Return(2)	9.50%	8.69%	8.69%	8.69%	8.15%(3)	7.99%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,259,363	$140,593	$783,143	$2,147,435	$83,629	$388,276

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.72%	1.47%	1.47%	0.77%(6)	1.52%(6)	1.52%(6)
Interest and fee expense(7)	0.61%	0.61%	0.61%	0.44%(6)	0.44%(6)	0.44%(6)
Total expenses before custodian fee
reduction	1.33%	2.08%	2.08%	1.21%(6)	1.96%(6)	1.96%(6)
Expenses after custodian fee reduction
excluding interest and fees	0.71%	1.46%	1.46%	0.76%(6)	1.51%(6)	1.51%(6)
Net investment income	4.93%	4.17%	4.18%	5.14%	4.30%	4.35%
Portfolio Turnover	58%	58%	58%	54%	54%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.
(4)	Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investment directly into the Portfolio.
(7)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(8)	Not annualized.
(9)	Annualized.

COLORADO FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand CO Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited (except for the six months ended January 31, 2010) by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and CO Fund’s financial statements are incorporated herein by reference and included in CO Fund’s annual report, which is available on request.

	Six Months Ended			Year Ended
	January 31, 2010 (Unaudited)			July 31, 2009

	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$ 8.250	$ 8.980	$ 9.000	$ 8.880	$ 9.660	$ 9.680

Income (Loss) From Operations
Net investment income(1)	$ 0.193	$ 0.175	$ 0.174	$ 0.390	$ 0.359	$ 0.357
Net realized and unrealized gain (loss)	0.461	0.511	0.502	(0.625)	(0.678)	(0.676)
Total income (loss) from operations	$0.654	$0.686	$0.676	$ (0.235)	$(0.319)	$(0.319)

Less Distributions
From net investment income	$(0.184)	$(0.166)	$(0.166)	$ (0.395)	$(0.361)	$(0.361)
Total distributions	$(0.184)	$(0.166)	$(0.166)	$ (0.395)	$(0.361)	$(0.361)
Net asset value - End of period	$ 8.720	$ 9.500	$ 9.510	$ 8.250	$ 8.980	$ 9.000
Total Return(3)	7.96%(7)	7.67%(7)	7.54%(7)	(2.42)%	(3.13)%	(3.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,885	$ 1,696	$ 380	$33,112	$ 2,168	$ 356

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70%(9)	1.45%(9)	1.45%(9)	0.79%	1.54%	1.54%
Interest and fee expense(10)	—	—	—	—	—	—
Total expenses before custodian fee reduction	0.70%(9)	1.45%(9)	1.45%(9)	0.79%	1.54%	1.54%
Expenses after custodian fee reduction excluding
interest and fees	0.70%(9)	1.45%(9)	1.45%(9)	0.78%	1.54%	1.54%
Net investment income	4.42%(9)	3.68%(9)	3.66%(9)	4.83%	4.07%	4.07%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	—
Portfolio Turnover of the Fund	8%(7)	8%(7)	8%(7)	16%	16%	16%

COLORADO FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended July 31,
	2008			2007

	Class A	Class B	Class C(2)	Class A	Class B
Net asset value - Beginning of period	$ 9.670	$10.520	$10.460	$9.730	$10.590

Income (Loss) From Operations
Net investment income(1)	$ 0.398	$ 0.358	$ 0.289	$0.409	$0.367
Net realized and unrealized gain (loss)	(0.778)	(0.851)	(0.772)	(0.060)	(0.072)
Total income (loss) from operations	$(0.380)	$(0.493)	$(0.483)	$0.349	$0.295

Less Distributions
From net investment income	$(0.410)	$(0.367)	$(0.297)	$(0.409)	$(0.365)
Total distributions	$(0.410)	$(0.367)	$(0.297)	$(0.409)	$(0.365)
Net asset value - End of period	$ 8.880	$ 9.660	$ 9.680	$ 9.670	$10.520
Total Return(3)	(4.00)%	(4.76)%	(4.66)%(7)	3.58%	2.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,679	$3,497	$219	$39,032	$5,502

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	1.50%	1.48%(9)	0.70%(4)	1.45%(4)
Interest and fee expense(10)	0.04%	0.04%	0.04%(9)	0.08%	0.08%
Total expenses before custodian fee reduction	0.79%	1.54%	1.52%(9)	0.78%(4)	1.53%(4)
Expenses after custodian fee reduction excluding
interest and fees	0.73%	1.48%	1.46%(9)	0.65%(4)	1.40%(4)
Net investment income	4.28%	3.53%	3.60%(9)	4.15%	3.42%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—
Portfolio Turnover of the Fund	17%	17%	17%(11)	12%	12%

COLORADO FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended July 31,
	2006		2005

	Class A	Class B	Class A	Class B
Net asset value - Beginning of period	$9.690	$10.550	$9.570	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.411	$0.370	$0.435	$0.398
Net realized and unrealized gain (loss)	0.043	0.041	0.131	0.138
Total income from operations	$0.454	$0.411	$0.566	$0.536

Less Distributions
From net investment income	$(0.414)	$(0.371)	$(0.446)	$(0.406)
Total distributions	$(0.414)	$(0.371)	$(0.446)	$(0.406)
Net asset value - End of period	$ 9.730	$10.590	$ 9.690	$10.550
Total Return(3)	4.79%	3.98%	6.02%	5.41%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,021	$6,567	$22,044	$8,334

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	1.48%	0.75%(6)	1.50%(6)
Interest and fee expense(10)	0.09%	0.09%	—	—
Total expenses before custodian fee reduction	0.82%	1.57%	0.75%(6)	1.50%(6)
Expenses after custodian fee reduction excluding
interest and fees	0.69%	1.44%	0.74%(6)	1.49%(6)
Net investment income	4.25%	3.52%	4.50%	3.78%
Portfolio Turnover of the Portfolio(8)	—	—	3%(8)	3%(8)
Portfolio Turnover of the Fund	25%	25%	16%	16%

(1)	Computed using average shares outstanding.
(2)	For the period from the start of business, October 8, 2007, to July 31, 2008.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(5)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.
(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.
(7)	Not annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.
(9)	Annualized.
(10)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(11)	For the year ended July 31, 2008.

INSURED FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Insured Fund’s financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and Insured Fund’s financial statements are incorporated herein by reference and included in Insured Fund’s annual report, which is available on request.

	Year Ended January 31,
	2010			2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value -
Beginning of year	$ 9.160	$ 9.060	$ 9.070	$10.760	$10.640	$10.650	$11.320	$11.190	$11.190

Income (Loss) From
Operations
Net investment income(1)	$ 0.421	$ 0.344	$ 0.341	$ 0.423	$ 0.348	$ 0.341	$ 0.474	$ 0.388	$ 0.383
Net realized and unrealized
gain (loss)	0.856	0.857	0.851	(1.555)	(1.545)	(1.538)	(0.565)	(0.558)	(0.543)
Total income (loss) from
operations	$ 1.277	$ 1.201	$ 1.192	$(1.132)	$(1.197)	$(1.197)	$(0.091)	$(0.170)	$(0.160)

Less Distributions
From net investment income	$(0.427)	$(0.351)	$(0.352)	$(0.468)	$(0.383)	$(0.383)	$(0.469)	$(0.380)	$(0.380)
Total distributions	$(0.427)	$(0.351)	$(0.352)	$(0.468)	$(0.383)	$(0.383)	$(0.469)	$(0.380)	$(0.380)
Net asset value - End of
year	$10.010	$ 9.910	$ 9.910	$ 9.160	$ 9.060	$ 9.070	$10.760	$10.640	$10.650
Total Return(2)	14.17%	13.45%	13.33%	(10.69)%	(11.40)%	(11.39)%	(0.85)%	(1.57)%	(1.48)%

Ratios/Supplemental Data
Net assets, end of year
(000’s omitted)	$44,087	$ 6,404	$11,853	$36,305	$ 5,929	$5,248	$29,433	$ 7,998	$ 1,144

Ratios (as a percentage of
average daily net assets):
Expenses excluding
interest and fees	0.86%	1.61%	1.60%	0.90%	1.65%	1.64%	0.71%(3)	1.46%(3)	1.45%(3)
Interest and fee expense(4)	0.03%	0.03%	0.03%	0.17%	0.17%	0.17%	0.56%	0.56%	0.56%
Total expenses before
custodian fee reduction	0.89%	1.64%	1.63%	1.07%	1.82%	1.81%	1.27%(3)	2.02%(3)	2.01%(3)
Expenses after custodian
fee reduction excluding
interest and fees	0.86%	1.61%	1.60%	0.86%	1.61%	1.60%	0.69%(3)	1.44%(3)	1.43%(3)
Net investment income	4.32%	3.58%	3.52%	4.31%	3.55%	3.65%	4.27%	3.52%	3.53%
Portfolio Turnover	26%	26%	26%	79%	79%	79%	34%	34%	34%

INSURED FUND FINANCIAL HIGHLIGHTS (continued)

	Year (Period) Ended January 31,
	2007			2006

	Class A	Class B	Class C(5)	Class A	Class B
Net asset value - Beginning of year (period)	$11.170	$11.040	$11.040	$11.380	$11.250

Income (Loss) From Operations
Net investment income(1)	$0.483	$0.396	$0.202	$ 0.490	$ 0.406
Net realized and unrealized gain (loss)	0.148	0.146	0.209	(0.204)	(0.209)
Total income from operations	$ 0.631	$ 0.542	$0.411	$ 0.286	$ 0.197

Less Distributions
From net investment income	$(0.481)	$(0.392)	$(0.261)	$(0.496)	$(0.407)
Total distributions	$(0.481)	$(0.392)	$(0.261)	$(0.496)	$(0.407)
Net asset value - End of year (period)	$11.320	$11.190	$11.190	$11.170	$11.040
Total Return(2)	5.76%	4.99%	3.76%(8)	2.58%	1.78%

Ratios/Supplemental Data
Net assets, end of year (period) (000’s omitted)	$30,822	$10,421	$26	$30,896	$13,650

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	1.48%	1.48%(6)	0.72%	1.47%
Interest and fee expense(4)	0.39%	0.39%	0.39%(6)	0.20%	0.20%
Total expenses before custodian fee reduction	1.12%	1.87%	1.87%(6)	0.92%	1.67%
Expenses after custodian fee reduction excluding
interest and fees	0.71%	1.46%	1.46%(6)	0.70%	1.45%
Net investment income	4.29%	3.56%	2.70%(6)	4.36%	3.64%
Portfolio Turnover	33%	33%	33%(7)	28%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(5)	For the period from the start of business, June 2, 2006, to January 31, 2007.
(6)	Annualized.
(7)	For the year ended January 31, 2007.
(8)	Not annualized.

KANSAS FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand KS Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and KS Fund’s financial statements are incorporated herein by reference and included in KS Fund’s annual report, which is available on request.

	Year Ended January 31,
	2010			2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value -
Beginning of year	$ 8.920	$ 8.850	$ 8.860	$10.180	$10.100	$10.100	$10.520	$10.430	$10.430

Income (Loss) From
Operations
Net investment income(1)	$ 0.392	$ 0.316	$ 0.319	$ 0.407	$ 0.335	$0.333	$ 0.416	$ 0.337	$ 0.337
Net realized and unrealized
gain (loss)	0.798	0.782	0.790	(1.251)	(1.246)	(1.234)	(0.338)	(0.331)	(0.331)
Total income (loss) from
operations	$ 1.190	$ 1.098	$ 1.109	$(0.844)	$(0.911)	$(0.901)	$ 0.078	$ 0.006	$ 0.006

Less Distributions
From net investment income	$(0.380)	$(0.308)	$(0.309)	$(0.416)	$(0.339)	$(0.339)	$(0.418)	$(0.336)	$(0.336)
Total distributions	$(0.380)	$(0.308)	$(0.309)	$(0.416)	$(0.339)	$(0.339)	$(0.418)	$(0.336)	$(0.336)
Net asset value - End of
year	$ 9.730	$ 9.640	$ 9.660	$ 8.920	$ 8.850	$ 8.860	$10.180	$10.100	$10.100
Total Return(2)	13.56%	12.58%	12.69%	(8.39)%	(9.11)%	(9.00)%	0.74%	0.05%	0.05%

Ratios/Supplemental Data
Net assets, end of year
(000’s omitted)	$28,450	$ 2,128	$ 4,870	$27,768	$ 2,993	$2,176	$30,715	$ 3,729	$ 1,648

Ratios (as a percentage of
average daily net assets):
Expenses excluding
Interest and fees	0.79%	1.55%	1.54%	0.77%	1.52%	1.52%	0.72%(3)	1.48%(3)	1.47%(3)
Interest and fee expense(4)	0.02%	0.02%	0.02%	0.06%	0.06%	0.06%	0.15%	0.15%	0.15%
Total expenses before
custodian fee reduction	0.81%	1.57%	1.56%	0.83%	1.58%	1.58%	0.87%(3)	1.63%(3)	1.62%(3)
Expenses after custodian
fee reduction excluding
interest and fees	0.79%	1.55%	1.54%	0.74%	1.50%	1.49%	0.66%(3)	1.41%(3)	1.40%(3)
Net investment income	4.16%	3.40%	3.38%	4.31%	3.57%	3.57%	4.01%	3.27%	3.28%
Portfolio Turnover	15%	15%	15%	29%	29%	29%	20%	20%	20%

KANSAS FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
	2007			2006

	Class A	Class B	Class C(5)	Class A	Class B
Net asset value - Beginning of year (period)	$10.360	$10.280	$10.260	$10.560	$10.470

Income (Loss) From Operations
Net investment income(1)	$ 0.426	$ 0.348	$ 0.211	$ 0.434	$ 0.355
Net realized and unrealized gain (loss)	0.163	0.150	0.191	(0.200)	(0.192)
Total income from operations	$ 0.589	$ 0.498	$ 0.402	$ 0.234	$ 0.163

Less Distributions
From net investment income	$(0.429)	$(0.348)	$(0.232)	$(0.434)	$(0.353)
Total distributions	$(0.429)	$(0.348)	$(0.232)	$(0.434)	$(0.353)
Net asset value - End of year (period)	$10.520	$10.430	$10.430	$10.360	$10.280
Total Return(2)	5.79%	4.92%	3.95%(8)	2.28%	1.60%

Ratios/Supplemental Data
Net assets, end of year (period) (000’s omitted)	$23,177	$4,221	$723	$17,112	$5,071

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	1.52%	1.52%(6)	0.83%	1.58%
Interest and fee expense(4)	0.25%	0.25%	0.25%(6)	0.23%	0.23%
Total expenses before custodian fee reduction	1.02%	1.77%	1.77%(6)	1.06%	1.81%
Expenses after custodian fee reduction excluding
interest and fees	0.73%	1.48%	1.48%(6)	0.82%	1.57%
Net investment income	4.08%	3.37%	3.01%(6)	4.17%	3.44%
Portfolio Turnover	12%	12%	12%(7)	17%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(5)	For the period from the start of business, June 2, 2006, to January 31, 2007.
(6)	Annualized.
(7)	For the year ended January 31, 2007.
(8)	Not annualized.

LOUISIANA FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand LA Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited (except for the six months ended February 28, 2010) by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and LA Fund’s financial statements are incorporated herein by reference and included in LA Fund’s annual report, which is available on request.

	Six Months Ended			Year Ended
	February 28, 2010 (Unaudited)			August 31, 2009

	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$ 8.960	$ 9.480	$ 9.490	$ 9.170	$ 9.690	$ 9.710

Income (Loss) From Operations
Net investment income(1)	$ 0.219	$ 0.195	$ 0.196	$ 0.428	$ 0.386	$ 0.388
Net realized and unrealized gain (loss)	0.319	0.331	0.340	(0.213)	(0.215)	(0.227)
Total income from operations	$ 0.538	$0.526	$0.536	$ 0.215	$ 0.171	$ 0.161

Less Distributions
From net investment income	$(0.208)	$(0.186)	$(0.186)	$(0.425)	$(0.381)	$(0.381)
Total distributions	$(0.208)	$(0.186)	$(0.186)	$(0.425)	$(0.381)	$(0.381)
Net asset value - End of period	$ 9.290	$ 9.820	$ 9.840	$ 8.960	$ 9.480	$ 9.490
Total Return(3)	6.03%(4)	5.75%(4)	5.67%(4)	2.85%	2.18%	2.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,184	$ 1,722	$ 1,722	$37,019	$ 2,471	$ 1,677

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69%(8)	1.44%(8)	1.44%(8)	0.76%	1.51%	1.50%
Interest and fee expense(6)	0.01%(8)	0.01%(8)	0.01%(8)	0.04%	0.04%	0.04%
Total expenses before custodian fee reduction	0.70%(8)	1.45%(8)	1.45%(8)	0.80%	1.55%	1.54%
Expenses after custodian fee reduction excluding
interest and fees	0.69%(8)	1.44%(8)	1.44%(8)	0.75%	1.50%	1.50%
Net investment income	4.77%(8)	4.00%(8)	4.03%(8)	5.15%	4.42%	4.35%
Portfolio Turnover	6%(4)	6%(4)	6%(4)	30%	30%	30%

LOUISIANA FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
	2008			2007

	Class A	Class B	Class C(2)	Class A	Class B
Net asset value - Beginning of period	$ 9.660	$10.210	$10.230	$ 9.960	$10.530

Income (Loss) From Operations
Net investment income(1)	$ 0.423	$ 0.373	$ 0.286	$ 0.425	$ 0.374
Net realized and unrealized gain (loss)	(0.484)	(0.519)	(0.528)	(0.285)	(0.309)
Total income (loss) from operations	$(0.061)	$(0.146)	$(0.242)	$ 0.140	$ 0.065

Less Distributions
From net investment income	$(0.429)	$(0.374)	$(0.278)	$(0.440)	$(0.385)
Total distributions	$(0.429)	$(0.374)	$(0.278)	$(0.440)	$(0.385)
Net asset value - End of period	$ 9.170	$ 9.690	$ 9.710	$ 9.660	$10.210
Total Return(3)	(0.65)%	(1.46)%	(2.47)%(4)	1.36%	0.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,310	$ 3,891	$ 240	$40,323	$ 4,487

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.72%	1.47%	1.47%(8)	0.72%(7)	1.47%(7)
Interest and fee expense(6)	0.15%	0.15%	0.15%(8)	0.26%	0.26%
Total expenses before custodian fee reduction	0.87%	1.62%	1.62%(8)	0.98%(7)	1.73%(7)
Expenses after custodian fee reduction excluding
interest and fees	0.70%	1.45%	1.44%(8)	0.67%(7)	1.42%(7)
Net investment income	4.46%	3.71%	3.90%(8)	4.28%	3.56%
Portfolio Turnover	22%	22%	22%(10)	19%	19%

LOUISIANA FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
	2006		2005

	Class A	Class B	Class A	Class B
Net asset value - Beginning of period	$9.960	$10.520	$9.840	$10.400

Income (Loss) From Operations
Net investment income(1)	$0.449	$0.399	$0.460	$0.411
Net realized and unrealized gain (loss)	—	0.006	0.123	0.120
Total income from operations	$0.449	$0.405	$0.583	$0.531

Less Distributions
From net investment income	$(0.449)	$(0.395)	$(0.463)	$(0.411)
Total distributions	$(0.449)	$(0.395)	$(0.463)	$(0.411)
Net asset value - End of period	$ 9.960	$10.530	$ 9.960	$10.520
Total Return(3)	4.66%	3.97%	6.04%	5.36%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,972	$6,124	$22,317	$8,285

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71%	1.47%	0.76%(10)	1.51%(9)
Interest and fee expense(6)	0.26%	0.26%	0.14%(10)	0.14%(9)
Total expenses before custodian fee reduction	0.97%	1.73%	0.90%(10)	1.65%(9)
Expenses after custodian fee reduction excluding
interest and fees	0.68%	1.44%	0.75%(10)	1.50%(9)
Net investment income	4.57%	3.84%	4.63%	3.91%
Portfolio Turnover	30%	30%	12%	12%

(1)	Computed using average shares outstanding.
(2)	For the period from the start of business, December 4, 2007 to August 31, 2008.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total return reflects an increase of $0.174 due to a change in the timing of the payment and reinvestment of distributions.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Annualized.
(9)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.
(10)	For the year ended August 31, 2008.

EXPERTS

The financial statements incorporated in this Proxy Statement/Prospectus by reference from each Fund’s Annual Report for the year ended July 31, 2009 for the CO Fund, for the year ended August 31, 2009 for the LA Fund, for the year ended January 31, 2010 for the Insured Fund and KS Fund and for the year ended September 30, 2009 for the National Fund on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this __ day of ___________, 2010, by and among Eaton Vance Municipals Trust (“Municipals Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Colorado Municipal Income Fund (“Colorado Fund”) and Eaton Vance Louisiana Municipal Income Fund (“Louisiana Fund”) and Eaton Vance Municipals Trust II (“Municipals Trust II”), a Massachusetts business trust, on behalf of its series Eaton Vance Insured Municipal Income Fund (“Insured Fund”) and Eaton Vance Kansas Municipal Income Fund (“Kansas Fund”), and Municipals Trust, on behalf of its series Eaton Vance National Municipal Income Fund. Eaton Vance Colorado Municipal Income Fund, Eaton Vance Louisiana Municipal Income Fund, Eaton Vance Insured Municipal Income Fund and Eaton Vance Kansas Municipal Income Fund, are collectively referred to herein as the “Acquired Funds”, and Eaton Vance National Municipal Income Fund is referred to herein as the “Acquiring Fund”.

WITNESSETH

     WHEREAS, Municipals Trust and Municipals Trust II are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as the Acquired Funds and the Acquiring Funds), and the Trustees of Municipals Trust and Municipals Trust II have divided the shares of the Acquired Funds and the Acquiring Funds into multiple classes, including Class A, Class B and Class C shares (“Acquired Fund Shares” and “Acquiring Fund Shares”), and, in the case of the Acquired Fund, Class I shares;

     WHEREAS, Municipals Trust and Municipals Trust II desire to provide for the reorganization of the Acquired Funds through the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Funds in exchange for the Acquiring Fund Shares in the manner set forth herein; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions

	1.1	The term “1933 Act” shall mean the Securities Act of 1933, as amended.

	1.2	The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

	1.3	The term “Acquired Funds Municipals Trust N-1A” shall mean the registration statement, as amended, on Form N-1A of Municipals Trust and Municipals Trust II with respect to the
Acquired Funds in effect on the date hereof or on the Closing Date, as the context may require.

	1.4	The term “Acquiring Fund Municipals Trust N-1A” shall mean the registration statement, as amended, on Form N-1A of Municipals Trust with respect to the Acquiring Fund in effect on the date hereof or on the Closing Date, as the context may require.

	1.5	The term “Agreement” shall mean this Agreement and Plan of Reorganization.

	1.6	The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of the Acquired Funds as of the Close of Trading on the New York Stock

Exchange on the Valuation Date. Included therein for the Acquiring Fund Class B and
Class C shall be the uncovered distribution charges under the Acquired Funds Class B and Class C Distribution Plans, or, if lower, the amount of contingent deferred sales charges that would be paid by all the Acquired Funds Class B and Class C shareholders if they redeemed on the Closing Date; such amount shall be treated as uncovered distribution charges under the Acquiring Fund Class B and Class C Distribution Plans.

	1.7	The term “Business Day” shall mean any day that the New York Stock Exchange is open.

	1.8	The term “Close of Trading on the NYSE” shall mean the close of regular trading on the
New York Stock Exchange, which is usually 4:00 p.m. Eastern time.

	1.9	The term “Closing” shall mean the closing of the transaction contemplated by this
Agreement.

	1.10	The term “Closing Date” shall mean _______________, 2010, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

	1.11	The term “Commission” shall mean the Securities and Exchange Commission.

	1.12	The term “Custodian” shall mean State Street Bank and Trust Company.

	1.13	The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this
Agreement.

	1.14	The term “Municipals Trust N-14” shall mean Municipals Trust’s registration statement on
Form N-14, including a Joint Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers the Acquiring
Fund Shares to be issued in connection with this transaction.

	1.15	The term “NYSE” shall mean the New York Stock Exchange.

	1.16	The term “Proxy Statement” shall mean the Joint Proxy Statement/Prospectus furnished to the Acquired Funds shareholders in connection with this transaction.

	1.17	The term “Securities List” shall mean the list of those securities and other assets owned by Municipals Trust, on behalf of Colorado Fund and Louisiana Fund, and Municipals
Trust II, on behalf of Insured Fund and Kansas Fund, on the Delivery Date.

	1.18	The term “Valuation Date” shall mean the day of the Closing Date.

2.	Transfer and Exchange of Assets

	2.1	Reorganization the Acquired Funds. At the Closing, subject to the requisite approval of the Acquired Funds’ shareholders and the terms and conditions set forth herein,
Municipals Trust and Municipals Trust II shall transfer all of the assets of the Acquired
Funds and assign all Assumed Liabilities to the Acquiring Fund, and the Acquiring Fund
shall acquire such assets and shall assume such Assumed Liabilities upon delivery by the Acquiring Fund to the Acquired Funds on the Closing Date of Class A, Class B and
Class C Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in
Section 2.2. Upon delivery of the assets, the Acquiring Fund will receive good and marketable title thereto free and clear of all liens.

	2.2	Computation of Net Asset Value. The net asset value per share of the Acquiring Fund
Shares and the net value of the assets of the Acquired Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the
Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund Municipals Trust N-1A. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Fund, such assets shall be priced in accordance with the policies and procedures described in the Acquiring Fund Municipals
Trust N-1A.

3.	Closing Date, Valuation Date and Delivery

	3.1	Closing Date. The Closing shall be at the offices of Eaton Vance Management, Two
International Place, Boston, MA 02110 immediately after the close of business on the
Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed in writing by the parties.

	3.2	Valuation Date. Pursuant to Section 2.2, the net value of the assets of the Acquired
Funds and the net asset value per share of the Acquiring Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Municipals Trust and
Municipals Trust II with respect to the Acquired Funds will be permanently closed, and sales of the Acquired Funds Shares shall be suspended, as of the close of business of
Municipals Trust and Municipals Trust II on the Valuation Date. Redemption requests thereafter received by Municipals Trust and Municipals Trust II with respect to the
Acquired Funds shall be deemed to be redemption requests for the Acquiring Fund
Shares to be distributed to shareholders of the Acquired Funds under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Acquired Funds are traded shall be disrupted on the Valuation Date so that, in the judgment of Municipals Trust and Municipals Trust II, accurate appraisal of the net assets of the Acquired Funds to be transferred hereunder or the assets of the
Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first
Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Municipals Trust and Municipals Trust II, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

	3.3	Delivery of Assets. After the close of business on the Valuation Date, Municipals Trust and Municipals Trust II shall issue instructions providing for the delivery of all of its assets held on behalf of the Acquired Funds to the Custodian to be held for the account of the
Acquiring Fund, effective as of the Closing. The Acquiring Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.	Acquired Fund Distributions and Termination

	4.1	As soon as reasonably practicable after the Closing Date, Municipals Trust and
Municipals Trust II shall pay or make provisions for the payment of all of the debts and taxes of the Acquired Funds and distribute all remaining assets, if any, to shareholders of the Acquired Funds, and the Acquired Funds shall thereafter be terminated under
Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Municipals Trust and
Municipals Trust II on behalf of the Acquired Funds shall distribute the Class A, Class B and Class C the Acquiring Fund Shares it received from the Acquiring Fund to the shareholders of the Acquired Funds and shall instruct the Acquiring Fund as to the amount of the pro rata interest of each of the Acquired Funds shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Municipals Trust and Municipals Trust II, to be registered on the books of the Acquiring Fund, in full and fractional the Acquiring Fund Shares, in the name of each such shareholder, and the Acquiring Fund agrees promptly to transfer the Acquiring
Fund Shares then credited to the account of the Acquired Funds on the books of the
Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Funds shareholders in accordance with said instruction. Each
Acquired Funds shareholder shall receive shares of the corresponding class of the
Acquiring Fund to the class of the Acquired Funds held by such shareholder. All issued and outstanding Acquired Funds Shares shall thereupon be canceled on the books of
Municipals Trust and Municipals Trust II. The Acquiring Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.		The Acquired Fund Securities

On the Delivery Date, Municipals Trust and Municipals Trust II on behalf of the Acquired Funds shall deliver the Securities List and tax records. Such records shall be made available to the
Acquiring Fund prior to the Closing Date for inspection by the Treasurer (or his or her designee).
Notwithstanding the foregoing, it is expressly understood that the Acquired Funds may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as a series of an open-end, management investment company.

6.		Liabilities and Expenses

The Acquiring Fund shall acquire all liabilities of the Acquired Funds, whether known or unknown, or contingent or determined. Municipals Trust and Municipals Trust II will discharge all known liabilities of the Acquired Funds, so far as may be possible, prior to the Closing Date. The
Acquired Funds shall bear the expenses of carrying out this Agreement.

7.		Municipals Trust and Municipals Trust II Representations and Warranties

Trust, on behalf of Colorado Fund and Louisiana Fund and Municipals Trust II, on behalf of
Insured Fund and Kansas Fund, and Municipals Trust, on behalf of the Acquiring Fund, hereby represents, warrants and agrees as follows:

	7.1	Legal Existence. Municipals Trust and Municipals Trust II are each a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.
Colorado Fund, Louisiana Fund and the Acquiring Fund are each validly existing series of
Municipals Trust. Insured Fund and Kansas Fund are each validly existing series of
Municipals Trust II. Municipals Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquiring Fund.

	7.2	Registration under 1940 Act. Municipals Trust and Municipals Trust II are each duly registered as an open-end management investment companies under the 1940 Act and such registration is in full force and effect.

	7.3	Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of
Colorado Fund dated July 31, 2009 and January 31, 2010 (unaudited) of Louisiana Fund dated August 31, 2010 and February 28, 2010 (unaudited) of Insured Fund and Kansas
Fund dated January 31, 2010 and the Acquiring Fund dated September 30, 2009 and
March 31, 2010 (unaudited), fairly present the financial condition of the Acquired Funds and the Acquiring Fund as of said dates in conformity with generally accepted accounting principles.

7.4	No Contingent Liabilities. There are no known contingent liabilities of the Acquired Funds or the Acquiring Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Municipals Trust and Municipals Trust II threatened, against the Acquired Funds or the Acquiring Fund which would materially affect its financial condition.

7.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the
Board of Trustees of Municipals Trust and Municipals Trust II by vote taken at a meeting of such Boards duly called and held on August 9^ , 2010. No approval of the shareholders of the Acquiring Fund is required in connection with this Agreement or the transaction contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Municipals Trust and Municipals Trust II and is a valid and legally binding obligation of each of the Acquired Funds and the Acquiring Fund enforceable in accordance with its terms.

7.6	No Material Violations. Municipals Trust and Municipals Trust II are not, and the
execution, delivery and performance of this Agreement will not result, in a material violation of any provision of their Declaration of Trust or By-Laws, as each may be amended, of Municipals Trust and Municipals Trust II or of any agreement, indenture, instrument, contract, lease or other undertaking to which Municipals Trust and Municipals
Trust II is a party or by which it is bound.

7.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Acquired Funds or the Acquiring Fund, each of the Acquired Funds and the Acquiring Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.
Each of the Acquired Funds and the Acquiring Fund has elected to be treated as a
“regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

7.8	Good and Marketable Title. On the Closing Date, each Acquired Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to the Acquiring Fund. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which the Acquiring Fund has notice and necessary documentation at or prior to the time of delivery.

7.9	Acquiring Fund N-1A Not Misleading. The Municipals Trust N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing
Date, in all material respects to the applicable requirements of the 1933 Act and the 1940
Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

	7.10	Proxy Statement. The Proxy Statement delivered to the Acquired Funds shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the
Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

	7.11	Books and Records. Each of Acquired Funds and the Acquiring Fund have maintained all records required under Section 31 of the 1940 Act and rules thereunder.

8.	Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

	8.1	Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing
Date.

	8.2	Shareholder Approval. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the Acquired Funds Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Municipals Trust and Municipals Trust II.

	8.3	Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

	8.4	Registration Statement. The Municipals Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Municipals Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Proxy Statement has been delivered to each shareholder of record of the Acquired Funds as of August 19, 2010 in accordance with the provisions of the 1934 Act and the rules thereunder.

	8.5	Declaration of Dividend. Municipals Trust and Municipals Trust II shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Funds shareholders all of the Acquired Funds’
investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of the
Acquired Funds, all of its net capital gain realized in the final taxable period of the
Acquired Funds (after reduction for any capital loss carryforward) and all of the excess of
(i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of the Acquired Funds.

	8.6	State Securities Laws. The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

	8.7	Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the
Closing Date.

8.8	Due Diligence. Municipals Trust and Municipals Trust II shall have had reasonable opportunity to have its officers and agents review the records of the Acquired Funds.

8.9	No Material Adverse Change. From the date of this Agreement, through the Closing
Date, there shall not have been:

• any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquired Funds or the Acquiring
Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

• any loss (whether or not covered by insurance) suffered by the Acquired Funds or the Acquiring Fund materially and adversely affecting of the Acquired Funds or the Acquiring Fund, other than depreciation of securities;

• issued by Municipals Trust or Municipals Trust II to any person any option to purchase or other right to acquire shares of any class of the Acquired Funds or the Acquiring Fund Shares (other than in the ordinary course of Municipals Trust or Municipals Trust II business as an open-end management investment company);

• any indebtedness incurred by the Acquired Funds or the Acquiring Fund for borrowed money or any commitment to borrow money entered into by the
Acquired Funds or the Acquiring Fund except as permitted in the Acquired
Municipals Trust N-1A or the Acquiring fund Municipals Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

• any amendment to the Declaration of Trust or By-Laws of Municipals Trust that will adversely affect the ability of Municipals Trust to comply with the terms of this
Agreement; or

• any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Acquired Funds except as provided in the Acquired Funds
Municipals Trust N-1A so long as it will not prevent Municipals Trust or Municipals
Trust II from complying with Section 7.8.

8.10	Lawful Sale of Shares. On the Closing Date, the Acquiring Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Municipals Trust, and conform in all substantial respects to the description thereof contained in the Municipals Trust N-14 and Proxy Statement furnished to the Acquired Funds shareholders and the Acquiring
Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Municipals Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

8.11	Documentation and Other Actions. Municipals Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

9.	Addresses
All notices required or permitted to be given under this Agreement shall be given in writing to
Eaton Vance Municipals Trust or Eaton Vance Municipals Trust II, Two International Place,
Boston, MA 02110 (Attention: Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.	Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7 or 8 hereof have not been performed or do not exist on or before December 31, 2010. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders)
shall have any liability to the other.

11.	Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the
Commonwealth of Massachusetts. Municipals Trust and Municipals Trust II represent that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Municipals Trust and Municipals Trust II represent that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this
Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.	Amendments

At any time prior to or after approval of this Agreement by the Acquired Funds shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be received by the Acquired Funds shareholders under this Agreement to the detriment of such shareholders without their further approval. The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this
Agreement shall be held to be a waiver of any other or subsequent breach.

13.	Massachusetts Business Trust

References in this Agreement to Municipals Trust and Municipals Trust II mean and refer to the
Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the
Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Municipals
Trust and Municipals Trust II hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of each Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Municipals Trust and Municipals Trust II, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of each Trust as provided in such Declaration of Trust. No series of Municipals Trust and Municipals Trust II shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:	EATON VANCE MUNICIPALS TRUST
(on behalf of Eaton Vance Colorado Municipal Income Fund and
Eaton Vance Louisiana Municipal Income Fund)

_______________________________	By: _________________________________
Maureen A. Gemma, Secretary	Thomas M. Metzold, President

EATON VANCE MUNICIPALS TRUST II
(on behalf of Eaton Vance Insured Municipal Income Fund and
Eaton Vance Kansas Municipal Income Fund)

_______________________________	By:_______________________________________
Maureen A. Gemma, Secretary	Cynthia J. Clemson, President

EATON VANCE MUNICIPALS TRUST
(on behalf of Eaton Vance National Municipal Income Fund)

_______________________________	By: _________________________________
Maureen A. Gemma, Secretary	Thomas M. Metzold, President

APPENDIX B

ANNUAL AND SEMIANNUAL REPORT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance National Municipals Fund as of September 30, 2009 MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Economic and Market Conditions

During the year ending September 30, 2009, the U.S. economy and the capital markets continued to show improvement from the market upheaval that occurred in the fall of 2008 and continued through the first quarter of 2009. After contracting in the first three quarters of the Fund’s fiscal year, the U.S. economy showed positive growth in the year’s final quarter. According to the U.S. Department of Commerce, the economy declined at annualized rates of 5.4%, 6.4% and 0.7% in the fourth quarter of 2008 and the first and second quarters of 2009, respectively. In the third quarter of 2009, the economy grew at an estimated annualized rate of 3.5%.

In the first three months of the period, the capital markets were shaken by unprecedented events. Just prior to the beginning of the period, in September 2008, the federal government had taken control of federally chartered mortgage giants Fannie Mae and Freddie Mac. During the same month, Lehman Brothers filed for bankruptcy protection; Bank of America announced its acquisition of Merrill Lynch; and Goldman Sachs and Morgan Stanley petitioned the U.S. Federal Reserve (the Fed) to become bank holding companies, a step that brings greater regulation but also easier access to credit. These actions redefined the Wall Street landscape. In response, the Fed lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00% as of September 30, 2008, and took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.

During calendar year 2009, the municipal market witnessed a significant rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by provisions in the American Recovery and Reinvestment Act of 2009 aimed at supporting the municipal market. The new Build America Bonds Program gave municipal issuers access to the taxable debt markets, providing the potential for lower net borrowing costs and reducing the supply of traditional tax-exempt bonds. The federal stimulus program also provided direct cash subsidies to municipalities that were facing record budget deficits. The result of these events was a dramatic rally for the sector as yields fell and prices rose across the yield curve.

During the year ending September 30, 2009, municipals continued the rally that had begun in mid-Decem-ber 2008, posting strong returns for the period. The Fund’s benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based, unmanaged index of municipal bonds —gained 14.85% for the period.1

Management Discussion

During the year ending September 30, 2009, the Fund outperformed the Index. Given the combination of the Fund’s objective of providing tax-exempt income and the historical upward slope of the municipal yield curve, the Fund generally holds longer-maturity bonds relative to the broad market and many of our competitors. Management’s bias toward long maturities was the basis for much of the Fund’s relative outperformance for the period, given the significant price movement of the longer end of the municipal yield curve. Finally, investing down the credit spectrum and making higher allocations to revenue bonds also contributed positively to the Fund’s relative performance.

The Fund generally invests in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the first half of 2009, thus providing the basis for much of the Fund’s underperformance in the earlier part of the period and outperformance later in the fiscal year, respectively.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance National Municipals Fund as of September 30, 2009 MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying the Fund’s exposure to its leveraged investments in both up and down markets.1 As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.

Effective December 1, 2009, the Fund’s name will be changed to “Eaton Vance National Municipal Income Fund.”

[1]The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

Eaton Vance National Municipals Fund as of September 30, 2009 PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]		Class A	Class B	Class C	Class I
Share Class Symbol		EANAX	EVHMX	ECHMX	EIHMX

Average Annual Total Returns (at net asset value)

One Year		17.97%	17.18%	17.18%	18.28%
Five Years		3.49	2.79	2.76	3.75
10 Years		5.31	4.71	4.53	5.62
Life of Fund†		5.96	5.85	4.40	5.22

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year		12.39%	12.18%	16.18%	18.28%
Five Years		2.50	2.45	2.76	3.75
10 Years		4.80	4.71	4.53	5.62
Life of Fund†		5.63	5.85	4.40	5.22
† Inception dates: Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses[2]		Class A	Class B	Class C	Class I

Expense Ratio		1.10%	1.85%	1.85%	0.86%

Distribution Rates/Yields		Class A	Class B	Class C	Class I

Distribution Rate[3]		5.14%	4.50%	4.50%	5.36%
Taxable-Equivalent Distribution Rate[3,4]		7.91	6.92	6.92	8.25
SEC 30-day Yield[5]		4.97	4.50	4.49	5.47
Taxable-Equivalent SEC 30-day Yield[4,5]		7.65	6.92	6.91	8.42

Index Performance[6] (Average Annual Total Returns)

	Barclays Capital		Barclays Capital Long (22+)
	Municipal Bond Index		Municipal Bond Index

One Year	14.85%		19.78%
Five Years	4.78		4.88
10 Years	5.77		6.27

Lipper Averages[7] (Average Annual Total Returns)

Lipper General Municipal Debt Funds Classification

One Year			13.29%
Five Years			3.43
10 Years			4.56

Portfolio Manager: Thomas M. Metzold, CFA

*Source: Lipper, Inc. Class B commenced investment operations on 12/19/85.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 9/30/99 would have been valued at $16,788 ($15,990 at the maximum offering price), $15,579 and $17,279, respectively, on 9/30/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. 2 Source: Prospectus dated 2/1/09. Includes interest expense of 0.46% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. 3 The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 242, 202 and 160 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance National Municipals Fund as of September 30, 2009 PORTFOLIO COMPOSITION

Eaton Vance National Municipal Income Fund as of March 31, 2010 INVESTMENT UPDATE

Economic and Market Conditions

During the six months ending March 31, 2010, the U.S. economy and the capital markets remained relatively stable, despite continued high unemploymentand concerns over the U.S. budget. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce.

During the six-month period, the municipal bond market’s performance was relatively flat, with slightly negative returns in the fourth quarter of 2009 being offset by positive performance of just over 1% in the first quarter of 2010. For the period, the Fund’s primary benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based index of municipal bonds—gained 0.28%.1 This modest performance followed one of the best calendar year periods for municipals in many years, however. Moreover, economic fundamentals continued to improve and demand for municipals remained strong.

The significant performance disparities among the municipal market’s segments, which became historically wide during 2008 and the first three quarters of 2009, began to dissipate during the six-month period. For the first time in almost two years, we witnessed a period in which there were not significant differences in muni performance by maturity, credit quality and sector. In the face of limited tax-exempt supply due to the success of the Build America Bond program, demand from municipal investors remained positive during the period, though the gusto with which they purchased municipal funds waned from 2009 levels. We believe lighter inflows were likely driven by lower yields, a continuation of credit-related headline “noise” and investor preparation for tax bills in March and April.

Management Discussion

During the six months ending March 31, 2010, the Fund’s Class A shares at net asset value underper-formed the Index.1 Given the combination of the Fund’s objective of providing tax-exempt income and the municipal yield curve’s historically upward slope, the Fund generally holds longer-maturity bonds relative to the broad market and many of our competitors. Our bias toward long maturities was the basis for much of the Fund’s significant relative outperformance in the first three quarters of 2009, though it detracted from relative performance during the six-month period. Careful investment down the credit spectrum, while aiding performance throughout much of 2009, also detracted during the period as the market’s highest quality bonds performed best.

Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets.2

As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state and local officials formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Fund with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, will serve municipal investors well over the long term.

Effective December 1, 2009, the Fund changed its name from Eaton Vance National Municipals Fund to Eaton Vance National Municipal Income Fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1 It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance National Municipal Income Fund as of March 31, 2010 PERFORMANCE INFORMATION

Portfolio Manager: Thomas M. Metzold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EANAX	EVHMX	ECHMX	EIHMX

Average Annual Total Returns (at net asset value)

Six Months	-1.36%	-1.79%	-1.79%	-1.24%
One Year	25.06	24.20	24.20	25.35
Five Years	2.39	1.64	1.64	2.66
10 Years	5.09	4.49	4.30	5.33
Life of Fund†	5.68	5.65	4.15	4.85

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-6.04%	-6.58%	-2.75%	-1.24%
One Year	19.07	19.20	23.20	25.35
Five Years	1.40	1.31	1.64	2.66
10 Years	4.58	4.49	4.30	5.33
Life of Fund†	5.36	5.65	4.15	4.85
† Inception dates: Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.93%	1.68%	1.68%	0.67%

Distribution Rates/Yields		Class A	Class B	Class C	Class I

Distribution Rate[3]		5.41%	4.72%	4.72%	5.64%
Taxable-Equivalent Distribution Rate[3,4]		8.32	7.26	7.26	8.68
SEC 30-day Yield[5]		5.32	4.83	4.83	5.84
Taxable-Equivalent SEC 30-day Yield[4,5]		8.18	7.43	7.43	8.98

Index Performance[6] (Average Annual Total Returns)

	Barclays Capital		Barclays Capital Long (22+)
	Municipal Bond Index		Municipal Bond Index

Six Months	0.28%		-0.43%
One Year	9.69		17.35
Five Years	4.58		3.96
10 Years	5.58		6.01

Lipper Averages[7] (Average Annual Total Returns)

Lipper General Municipal Debt Funds Classification

Six Months			0.05%
One Year			12.86
Five Years			3.18
10 Years			4.45

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. 2 Source: Prospectus dated 2/1/10. Includes interest expense of 0.23% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 245, 232, 187 and 155 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance National Municipal Income Fund as of March 31, 2010 PORTFOLIO COMPOSITION

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder.

As of the Record Date, the number of shares outstanding follows:

	Class A shares	Class B shares	Class C shares
CO Fund	3,786,383	113,137	38,151
KS Fund	2,838,991	178,244	498,436
LA Fund	3,794,207	131,185	186,491
Insured Fund	4,534,117	581,012	1,310,470
National Fund	403,373,006	16,406,532	128,293,092

National Fund shareholders are not voting on the proposal.

As of the Record Date, the following person(s) held the share percentage of CO Fund, KS Fund, LA Fund and the Insured Fund, respectively, as indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

CO Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.56%
		Morgan Stanley Smith Barney	Jersey City, NJ	7.17%
		Citigroup Global Markets, Inc.	Owings Mills, MD	5.98%
		UBS Financial Services Inc. FBO
		Philip Sevier Kathleen A Reilly JTWROS	Denver, CO	5.89%

	Class B shares	Pershing LLC	Jersey City, NJ	26.08%
		Merrill Lynch, Pierce, Fenner Smith, Inc.	Jacksonville, FL	20.15%
		Morgan Stanley Smith Barney	Jersey City, NJ	9.18%
		Edward D Jones & Co.	Maryland Hts, MO	8.22%

	Class C shares	Raymond James & Assoc Inc.	Longmont, CO	49.51%
	^	Morgan Stanley Smith Barney	Jersey City, NJ	35.40%
^	^	Volker O Hestermann and
		Liane Hestermann JTWROS	Loveland, CO	6.19%

KS Fund	Class A shares	Charles Schwab & Co Inc.	San Francisco, CA	10.50%
		Pershing LLC	Jersey City, NJ	6.16%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.85%

	Class B shares	Pershing LLC	Jersey City, NJ	9.13%
		American Enterprise Investment SVC	Minneapolis, MN	7.68%
		Edward D Jones & Co.	Maryland Hts, MO	7.07%

	Class C shares	Pershing LLC	Jersey City, NJ	24.24%
	^	LPL Financial A/C 6118-9270	San Diego, CA	7.12%
^	^	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	5.89%

LA Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.83%
		Pershing LLC	Jersey City, NJ	14.32%
		Edward D Jones & Co.	Maryland Hts, MO	12.48%
		American Enterprise Investment FBO
		#890000611	Minneapolis, MN	11.08%
		Citigroup Global Markets, Inc.	Owings Mills, MD	7.59%

C-1

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	29.85%
		Edward D Jones & Co.	Maryland Hts, MO	16.06%
		Pershing LLC	Jersey City, NJ	12.71%

	Class C shares	LPL Financial A/C 2570-5902	San Diego, CA	24.02%
		LPL Financial A/C 3523-6066	San Diego, CA	21.99%
		LPL Financial A/C 3843-4558	San Diego, CA	9.23%
^	^	Pershing LLC	Jersey City, NJ	9.07%
	^	LPL Financial A/C 3264-6874	San Diego, CA	7.05%
		Sudhir Sinha PHD & Aradhana Sinha,
		TIC/TENCOM	Metairie, LA	5.89%

Insured
Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	17.37%
		Morgan Stanley Smith Barney	Jersey City, NJ	14.55%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	14.16%
		Morgan Stanley Smith Barney	Jersey City, NJ	13.80%
		Pershing LLC	Jersey City, NJ	13.64%

	Class C shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	22.41%
		Special Custody Acct for the Exclusive
		Benefit of Customers Omnibus Acct	Louisville, KY	10.69%

C-2

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages of the given class of shares in: (i) a combined fund including just that Fund and the National Fund and (ii) a combined fund including all Acquired Funds and the National Fund:

				(i)	(ii)
CO Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.24%	10.34%
		Morgan Stanley Smith Barney	Jersey City, NJ	6.20%	6.24%
		Citigroup Global Markets, Inc.	Owings Mills, MD	6.16%	6.06%
		UBS Financial Services Inc. FBO
		Philip Sevier Kathleen A Reilly JTWROS	Denver, CO	0.05%	0.05%

	Class B shares	Pershing LLC	Jersey City, NJ	7.25%	7.53%
		Merrill Lynch, Pierce, Fenner Smith, Inc.	Jacksonville, FL	16.14%	16.06%
		Morgan Stanley Smith Barney	Jersey City, NJ	3.42%	3.76%
		Edward D Jones & Co.	Maryland Hts, MO	2.76%	2.81%

	Class C shares	Raymond James & Assoc Inc.	Longmont, CO	0.01%	0.01%
		Morgan Stanley Smith Barney	Jersey City, NJ	5.26%	5.18%
		Volker O Hestermann and
		Liane Hestermann JTWROS	Loveland, CO	0.00%	0.00%

KS Fund	Class A shares	Charles Schwab & Co Inc.	San Francisco, CA	1.10%	1.07%
		Pershing LLC	Jersey City, NJ	6.02%	6.06%
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.20%	10.34%

	Class B shares	Pershing LLC	Jersey City, NJ	7.14%	7.53%
		American Enterprise Investment SVC	Minneapolis, MN	3.54%	3.37%
		Edward D Jones & Co.	Maryland Hts, MO	2.77%	2.81%

	Class C shares	Pershing LLC	Jersey City, NJ	5.91%	5.90%
		LPL Financial A/C 6118-9270	San Diego, CA	0.03%	0.03%
		Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	26.14%	26.06%

LA Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	10.29%	10.34%
		Pershing LLC	Jersey City, NJ	6.10%	6.06%
		Edward D Jones & Co.	Maryland Hts, MO	1.94%	1.94%
		American Enterprise Investment FBO
		#890000611	Minneapolis, MN	8.39%	8.20%
		Citigroup Global Markets, Inc.	Owings Mills, MD	6.17%	6.06%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.22%	16.06%
		Edward D Jones & Co.	Maryland Hts, MO	2.83%	2.81%
		Pershing LLC	Jersey City, NJ	7.17%	7.53%

	Class C shares	LPL Financial A/C 2570-5902	San Diego, CA	0.04%	0.03%
		LPL Financial A/C 3523-6066	San Diego, CA	0.03%	0.03%
		LPL Financial A/C 3843-4558	San Diego, CA	0.01%	0.01%
		Pershing LLC	Jersey City, NJ	5.85%	5.90%
		LPL Financial A/C 3264-6874	San Diego, CA	0.01%	0.01%
		Sudhir Sinha PHD & Aradhana Sinha,
		TIC/TENCOM	Metairie, LA	0.01%	0.01%

C-3

Insured
Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	10.31%	10.34%
		Morgan Stanley Smith Barney	Jersey City, NJ	6.29%	6.24%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.04%	16.06%
		Morgan Stanley Smith Barney	Jersey City, NJ	3.75%	3.76%
		Pershing LLC	Jersey City, NJ	7.35%	7.53

	Class C shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	26.18%	26.06%
		Special Custody Acct for the Exclusive
		Benefit of Customers Omnibus Acct	Louisville, KY	0.11%	0.11%

As of the Record Date, the following person(s) held the share percentage of National Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	10.23%
	American Enterprise Investment SVC	Minneapolis, MN	8.36%
	Morgan Stanley Smith Barney	Jersey City, NJ	6.19%
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.16%
	Pershing LLC	Jersey City, NJ	6.02%

Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.11%
	Pershing LLC	Jersey City, NJ	7.12%

Class C shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	26.22%
	Citigroup Global Markets, Inc.	Owings Mills, MD	7.87%
^	Pershing LLC	Jersey City, NJ	5.84%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.25%

^ Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages of the given class of shares in: (i) a combined fund including just the CO Fund and the National Fund, (ii) a combined fund including just the KS Fund and the National Fund, (iii) a combined fund including just the LA ^ and the National Fund, (iv) a combined fund including just the Insured ^ Fund and the National Fund and (v) a combined fund including all State Funds, the Insured Fund and the National Fund:

			(i)	(ii)	(iii)	(iv)	(v)
Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	10.24%	10.20%	10.29%	10.31%	10.34%
	American Enterprise Investment SVC	Minneapolis, MN	8.29%	8.31%	8.39%	8.30%	8.20%
	Morgan Stanley Smith Barney	Jersey City, NJ	6.20%	6.17%	6.16%	6.29%	6.24%
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.16%	6.12%	6.17%	6.09%	6.06%
	Pershing LLC	Jersey City, NJ	6.00%	6.02%	6.10%	6.01%	6.06%

Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.14%	15.99%	16.22%	16.04%	16.06%
	Pershing LLC	Jersey City, NJ	7.25%	7.14%	7.17%	7.35%	7.53%

C-4

Class C
shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	26.21%	26.14%	26.18%	26.18%	26.06%
	Citigroup Global Markets, Inc.	Owings Mills, MD	7.87%	7.84%	7.86%	7.81%	7.77%
	Pershing LLC	Jersey City, NJ	5.84%	5.91%	5.85%	5.83%	5.90%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.26%	5.23%	5.25%	5.20%	5.18%

As of August 19, 2010, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of CO Fund, KS Fund, LA Fund, Insured Fund or National Fund. The Trustees and officers of the Trusts individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.

C-5

COLAKSIns Stmt 10/20/10^

^

EATON VANCE MUNICIPALS TRUST Eaton Vance National Municipal Income Fund

Two International Place Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2010

     This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Colorado Municipal Income Fund (“Colorado Fund”), Eaton Vance Kansas Municipal Income Fund (“Kansas Fund”), Eaton Vance Louisiana Municipal Income Fund (“Louisiana Fund”) and Eaton Vance Insured Municipal Income Fund (“Insured Fund”) (collectively referred to herein as the “Acquired Funds”) into Eaton Vance National Municipal Income Fund (“National Fund”), whereby the Acquired Funds will transfer substantially all of their assets to National Fund, and shareholders in each Acquired Fund will receive shares of National Fund, in exchange for their Acquired Fund shares, respectively. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)	The audited financial statements of (a) Colorado Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended July 31, 2009, previously filed on EDGAR, Accession Number 0000950123-09-044810, (b) Louisiana Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended August 31, 2009, previously filed on EDGAR, Accession Number 0000950123-09-053460, (c) Kansas Fund and Insured Fund included in the Annual Report to Shareholders of the Funds for the fiscal year ended January 31, 2010, previously filed on EDGAR, Accession Number 0000950123-10-028090, and (d) National Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2009, previously filed on EDGAR, Accession Number 0000950123-09-066142.

(2)	The unaudited financial statements of (a) Colorado Fund included in the Semiannual Report to Shareholders of the Fund for the period ended January 31, 2010, previously filed on EDGAR, Accession Number 0000950123-10-028089, (b) Louisiana Fund included in the Semiannual Report to Shareholders of the Fund for the period ended February 28, 2010, previously filed on EDGAR, Accession Number 0000950123-10-038138, and (c) National Fund included in the Semiannual Report to Shareholders of the Fund for the fiscal period ended March 31, 2010, previously filed on EDGAR, Accession Number 0000950123-10-052862.

(3)	The Statement of Additional Information of Kansas Fund and Insured Fund, dated June 1, 2010, previously filed on EDGAR, Accession Number 0000940394-10-000524.

(4)	The Statement of Additional Information of Colorado Fund, dated December 1, 2009, previously filed on EDGAR, Accession Number 0000940394-09-000940.

(5)	The Statement of Additional Information of Louisiana Fund, dated January 1, 2010, previously filed on EDGAR, Accession Number 0000940394-09-001018.

(6)	The Statement of Additional Information of National Fund dated February 1, 2010, previously filed on EDGAR, Accession Number 0000940394-10-000076.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated August 31, 2010 relating to the above-referenced matter. A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at (800) 262-1122.

Pro Forma Financial Statements

     Because the net asset value of the Acquired Funds, both separately and in the aggregate, is less than 10 percent of the net asset value of National Fund as of July 30, 2010, no pro forma financial statements are required or provided per Rule 11-01 of Regulation S-X.

PART C OTHER INFORMATION

Item 15.   Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.   Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Municipals
Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective
Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-
95-000695) and incorporated herein by reference. As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

	(b)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit
(1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 (Accession No.
0000950156-97-000565) and incorporated herein by reference.

	(c)	Amendment dated August 11, 2008 to the Declaration of Trust filed as
Exhibit (a)(3) to Post-Effective Amendment No. 115 filed November 24,
2008 (Accession No. 0000940394-08-001475) and incorporated herein by reference.

	(d)	Amended and Restated Establishment and Designation of Series of Shares
of Beneficial Interest, Without Par Value, effective October 19, 2009 filed as
Exhibit (a)(4) to Post-Effective Amendment No. 120 filed November 30,
2009 (Accession No. 0000940394-08-000940) and incorporated herein by reference.

(2)	(a)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-
Effective Amendment No. 55 filed September 15, 1995 (Accession No.
0000950156-95-000695) and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to
Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No.
0000950156-95-000695) and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-
Effective Amendment No. 89 filed November 26, 2002 (Accession No.
0000940394-02-000685) and incorporated herein by reference.

	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to
Post-Effective Amendment No. 99 filed March 2, 2005 (Accession No.
0000940394-05-000247) and incorporated herein by reference.

	(e)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to
Post-Effective Amendment No. 107 filed January 3, 2007 (Accession No.
0000940394-07-000005) and incorporated herein by reference.

	(f)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to
Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No.
0000940394-08-001475) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.

(4)		Form of Agreement and Plan of Reorganization – filed as Appendix A to the
Proxy Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2)
above.

(6)	(a)	Form of Investment Advisory Agreement with Boston Management and
Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona
Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance
Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund,
Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals
Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana
Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance
Massachusetts Municipals Fund, Eaton Vance Michigan Municipals Fund,
Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi
Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New
Jersey Municipals Fund, Eaton Vance New York Municipals Fund, Eaton
Vance North Carolina Municipals Fund, Eaton Vance Ohio Municipals Fund,
Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania
Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance
South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund,
Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia
Municipals Fund filed as Exhibit (d)(1) to Post-Effective Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-04-001055) and
incorporated herein by reference.

	(b)	Form of Investment Advisory Agreement with Boston Management and
Research for Eaton Vance California Municipals Fund and Eaton Vance
National Municipals Fund filed as Exhibit (d)(2) to Post-Effective
Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-
04-001055) and incorporated herein by reference.

(7)	(a)	(i) Distribution Agreement between Eaton Vance Municipals Trust and
Eaton Vance Distributors, Inc. effective June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-
Effective Amendment No. 67 filed July 29, 1997 (Accession No.
0000950156-97-000592) and incorporated herein by reference.

	(b)	(ii) Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 111 filed
October 4, 2007 (Accession No. 0000940394-07-001184) and
incorporated herein by reference.

	(c)	Selling Group Agreement between Eaton Vance Distributors, Inc. and
Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No.
85 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-01545)
filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the
Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October
15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed
September 15, 1995 (Accession No. 0000950156-95-000695) and
incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment
No. 57 filed November 15, 1995 (Accession No. 0000950156-95-000806)
and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust
Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective
Amendment No. 78 filed January 25, 1999 (Accession No. 0000950156-99-
000050) and incorporated herein by reference.

	(d)	Extension Agreement dated August 31, 2005 to Master Custodian
Agreement with Investors Bank & Trust Company filed as Exhibit (j)(2) to
Pre-Effective Amendment No. 2 of Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 (File Nos. 333-123961, 811-21745) filed
September 26, 2005 (Accession No. 0000940394-05-005528) and
incorporated herein by reference.

	(e)	Delegation Agreement dated December 11, 2000 with Investors Bank &
Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate
Reserves N-2, Amendment No. 5 (File Nos. 333-32276, 811-05808) filed
April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(10)	(a)	Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23,
1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit
(m)(1) to Post-Effective Amendment No. 106 filed November 28, 2006
(Accession No. 0000940394-06-000888) and incorporated herein by reference.

	(b)	Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23,
1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
(15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997
(Accession No. 0000950156-97-000827) and incorporated herein by reference.

	(c)	(i) Eaton Vance Municipals Trust Class C Distribution Plan adopted June
23, 1997 with attached Schedule A effective June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September
29, 1997 (Accession No. 0000950156-97-000827) and incorporated herein by reference.

(ii) Amended Schedule A to Class C Distribution Plan dated August 6,
2007 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 111
filed October 4, 2007 (Accession No. 0000940394-07-001185) and
incorporated herein by reference.

	(d)	(i) Amended and Restated Multiple Class Plan for Eaton Vance Funds
dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment
No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946,
811-4015) filed August 10, 2007 (Accession No. 0000940394-07-
000956) and incorporated herein by reference.

(ii) Schedule A effective April 10, 2010 to Amended and Restated
Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n)(2) to Post-Effective Amendment No. 102 of Eaton
Vance Special Investment Trust (File Nos. 02-27962, 811-1545) filed
March 29, 2010 (Accession No. 0000940394-10-000325) and
incorporated herein by reference.

(iii) Schedule B effective June 1, 2010 to Amended and Restated Multiple
Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n)(3) to Post-Effective Amendment No. 56 of Eaton Vance
Investment Trust (File Nos. 33-1121, 811-4443) filed May 26, 2010
(Accession No. 0000940394-10-000520) and incorporated herein by reference.

(iv) Schedule C effective June 1, 2010 to Amended and Restated Multiple
Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n)(3) to Post-Effective Amendment No. 56 of Eaton Vance
Investment Trust (File Nos. 33-1121, 811-4443) filed May 26, 2010
(Accession No. 0000940394-10-000520) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by Registrant filed as Exhibit (11) to the initial filing of this Registration
Statement on Form N-14 filed July 20, 2010 (Accession No. 0000940394-
10-000730) and incorporated herein by reference.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/ Prospectus – to be filed by amendment.

(13)	(a)	(i) Amended Administrative Services Agreement between Eaton Vance
Municipals Trust (on behalf of each of its series) and Eaton Vance
Management with attached schedules (including Amended Schedule
A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective
Amendment No. 55 filed September 15, 1995 (Accession No.
0000950156-95-000695) and incorporated herein by reference.

(ii) Amendment to Schedule A dated June 23, 1997 to the Amended
Administrative Services Agreement dated June 19, 1995 filed as
Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3,
1997 (Accession No. 0000950156-95-000565) and incorporated
herein by reference.

	(b)	Transfer Agency Agreement dated as of August 1, 2008 between PNC
Global Investment Servicing Inc. and Eaton Vance Management filed as
Exhibit (h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series
Trust II (File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession
No. 0000940394-08-001324) and incorporated herein by reference.

	(c)	Red Flag Services Amendment effective May 1, 2009 to the Transfer
Agency Agreement dated August 1, 2008 filed as Exhibit (h)(2)(b) to Post
Effective Amendment No. 31 to Eaton Vance Municipals Trust II (File Nos.
33-713201, 811-08134) filed May 28, 2009 (Accession No. 0000940394-09-
000411) and incorporated herein by reference.

	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between
PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-
Effective Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946, 811-04015) filed August 25, 2005 (Accession No. 0000940394-
05-000983) and incorporated herein by reference.

(14)	(a)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant filed herewith.

	(b)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Municipals Trust II filed herewith.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Powers of Attorney for Eaton Vance Municipals Trust dated November 1,
2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 filed
November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

	(b)	Power of Attorney for the Treasurer and Principal Financial and Accounting
Officer of Eaton Vance Municipals Trust dated January 25, 2006 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 filed January 31, 2006
(Accession No. 0000940394-06-000148) and incorporated herein by reference.

	(c)	Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit (q)(3) to Post-Effective Amendment No. 111 filed October 4,
2007 (Accession No. 0000940394-07-001184) and incorporated herein by reference.

	(d)	Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit (q)(4) to Post-Effective Amendment No. 113 filed January 25,
2008 (Accession No. 0000940394-08-000065) and incorporated herein by reference.

	(e)	Power of Attorney for Eaton Vance Municipals Trust dated November 17,
2008 filed as Exhibit (q)(5) to Post-Effective Amendment No. 116 filed
December 24, 2008 (Accession No. 0000940394-08-001623) and
incorporated herein by reference.

	(f)	Power of Attorney for Eaton Vance Municipals Trust dated June 7, 2010 filed as Exhibit (16)(f) to the initial filing of this Registration Statement on
Form N-14 filed July 20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

(17)	(a)	(i)	Prospectus, as supplemented, dated December 1, 2009 of Eaton
Vance Colorado Municipal Income Fund filed as Exhibit (17)(a)(i) to the initial filing of this Registration Statement on Form N-14 filed July
20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

		(ii)	Statement of Additional Information, as supplemented, dated
December 1, 2009 of Eaton Vance Colorado Municipal Income Fund
filed as Exhibit (17)(a)(ii) to the initial filing of this Registration
Statement on Form N-14 filed July 20, 2010 (Accession No.
0000940394-10-000730) and incorporated herein by reference.

		(iii)	Prospectus, as supplemented, dated June 1, 2010, of Eaton Vance
Insured Municipal Income Fund and Eaton Vance Kansas Municipal
Income Fund filed as Exhibit (17)(a)(iii) to the initial filing of this
Registration Statement on Form N-14 filed July 20, 2010 (Accession
No. 0000940394-10-000730) and incorporated herein by reference.

		(iv)	Statements of Additional Information, as supplemented, dated June 1,
2010, of Eaton Vance Insured Municipal Income Fund and Eaton
Vance Kansas Municipal Income Fund filed as Exhibit (17)(a)(iv) to the initial filing of this Registration Statement on Form N-14 filed July
20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

		(v)	Prospectus, as supplemented, dated January 1, 2010, of Eaton Vance
Louisiana Municipal Income Fund filed as Exhibit (17)(a)(v) to the initial filing of this Registration Statement on Form N-14 filed July 20,
2010 (Accession No. 0000940394-10-000730) and incorporated
herein by reference.

		(vi)	Statement of Additional Information, as supplemented, dated January
1, 2010, of Eaton Vance Louisiana Municipal Income Fund filed as
Exhibit (17)(a)(vi) to the initial filing of this Registration Statement on
Form N-14 filed July 20, 2010 (Accession No. 0000940394-10-
000730) and incorporated herein by reference.

		(vii)	Prospectus, dated February 1, 2010, of Eaton Vance National
Municipal Income Fund filed as Exhibit (17)(a)(vii) to the initial filing of this Registration Statement on Form N-14 filed July 20, 2010
(Accession No. 0000940394-10-000730) and incorporated herein by reference.

		(viii)	Statement of Additional Information, dated February 1, 2010, of Eaton
Vance National Municipal Income Fund filed as Exhibit (17)(a)(viii) to the initial filing of this Registration Statement on Form N-14 filed July
20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

(b)	(i)	Eaton Vance Colorado Municipal Income Fund Annual Report to
Shareholders for the period ended July 31, 2009 filed as Exhibit
(17)(b)(i) to the initial filing of this Registration Statement on Form N-
14 filed July 20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

	(ii)	Eaton Vance Insured Municipal Income Fund and Eaton Vance
Kansas Municipal Income Fund Annual Report to Shareholders for the
period ended January 31, 2010 filed as Exhibit (17)(b)(ii) to the initial filing of this Registration Statement on Form N-14 filed July 20, 2010
(Accession No. 0000940394-10-000730) and incorporated herein by reference.

	(iii)	Eaton Vance Louisiana Municipal Income Annual Report to
Shareholders for the period ended August 31, 2009 filed as Exhibit
(17)(b)(iii) to the initial filing of this Registration Statement on Form N-
14 filed July 20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

	(iv)	Eaton Vance National Municipals Fund Annual Report to
Shareholders for the period ended September 30, 2009 filed as
Exhibit (17)(b)(iv) to the initial filing of this Registration Statement on
Form N-14 filed July 20, 2010 (Accession No. 0000940394-10-
000730) and incorporated herein by reference.

(c)	(i)	Eaton Vance Colorado Municipal Income Fund Semiannual Report to
Shareholders for the period ended January 31, 2010 filed as Exhibit
(17)(c)(i) to the initial filing of this Registration Statement on Form N-
14 filed July 20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

	(ii)	Eaton Vance Louisiana Municipal Income Fund Semiannual Report to
Shareholders for the period ended February 28, 2010 filed as Exhibit
(17)(c)(ii) to the initial filing of this Registration Statement on Form N-
14 filed July 20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

	(iii)	Eaton Vance National Municipals Fund Semiannual Report to
Shareholders for the period ended March 31, 2010 filed as Exhibit
(17)(c)(iii) to the initial filing of this Registration Statement on Form N-
14 filed July 20, 2010 (Accession No. 0000940394-10-000730) and incorporated herein by reference.

(d)	Proxy Cards filed herewith.

Item 17.   Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 27th day of August, 2010.

EATON VANCE MUNICIPALS TRUST /s/ Thomas A. Metzold Thomas a. Metzold President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Thomas A. Metzold
Thomas A. Metzold	President (Chief Executive	August 27, 2010
Officer)

/s/ Barbara E. Campbell	Treasurer (Principal Financial
Barbara E. Campbell	and Accounting Officer	August 27, 2010

Benjamin C. Esty*
Benjamin C. Esty	Trustee	August 27, 2010

Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	August 27, 2010

Allen R. Freedman*
Allen R. Freedman	Trustee	August 27, 2010

William H. Park*
William H. Park	Trustee	August 27, 2010

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	August 27, 2010

Helen Frame Peters*
Helen Frame Peters	Trustee	August 27, 2010

Heidi L. Steiger*
Heidi L. Steiger	Trustee	August 27, 2010

Lynn A. Stout*
Lynn A. Stout	Trustee	August 27, 2010

Ralph F. Verni*
Ralph F. Verni	Trustee	August 27, 2010

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number		Description
(14)	(a)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant

	(b)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Municipals Trust II

(17)	(d)	Proxy Cards